Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — 93.3%
AUSTRALIA — 2 .7%
496,804 Abacus Group REIT ............ $ 383,749
2,116,509 AGL Energy Ltd. ............... 13,190,292
167,257 AIC Mines Ltd. (a) .............. 32,569
223,219 Alkane Resources Ltd. (a) ......... 101,863
792,500 AMP Ltd. .................... 810,819
16,260 Ampol Ltd. ................... 284,287
40,887 Ansell Ltd. ................... 782,768
46,380 ARB Corp. Ltd. ................ 994,608
729,656 Arena REIT .................. 1,716,889
107,742 Aspen Group Ltd. REIT ......... 272,802
15,400 ASX Ltd. ..................... 690,292
3,116,738 Aurelia Metals Ltd. (a) ........... 349,196
879,937 Aurizon Holdings Ltd. ........... 1,826,598
118,490 Australian Clinical Labs Ltd. (b) .... 209,737
14,989 Australian Ethical Investment Ltd. .. 75,157
448,997 Bank of Queensland Ltd. ......... 2,187,440
1,553,795 Beach Energy Ltd. .............. 1,164,681
543,766 Bega Cheese Ltd. ............... 1,810,559
1,178,222 Bendigo & Adelaide Bank Ltd. ..... 9,230,497
256,790 Brambles Ltd. ................. 3,928,746
769,761 Bravura Solutions Ltd. ........... 1,056,433
50,900 Breville Group Ltd. ............. 1,064,499
334,982 BWP Property Group Ltd. (a) ...... 770,689
507,277 Capricorn Metals Ltd. (a) ......... 2,905,609
97,474 Catalyst Metals Ltd. (a) ........... 315,929
9,749 Cedar Woods Properties Ltd. ...... 46,420
1,060,630 Centuria Industrial REIT ......... 2,158,638
1,481,038 Cettire Ltd. (a) ................. 244,886
244,579 Chalice Mining Ltd. (a) .......... 246,905
782,956 Challenger Ltd. ................ 4,114,914
162,045 Champion Iron Ltd. ............ 428,164
435,376 Charter Hall Social Infrastructure
REIT ................... 827,182
6,722 Clinuvel Pharmaceuticals Ltd. ..... 55,721
74,670 Computershare Ltd. ............ 2,010,072
601,772 Core Lithium Ltd. (a) ............ 37,277
493,503 Cromwell Property Group REIT ... 131,221
16,497 Cuscal Ltd. (a) ................. 32,478
220,864 Develop Global Ltd. (a) .......... 604,887
20,069 Dexus Convenience Retail REIT ... 38,282
1,204,635 Downer EDI Ltd. .............. 5,311,986
5,913,744 Dyno Nobel Ltd. ............... 11,120,590
63,300 EBOS Group Ltd. .............. 1,525,354
37,182 Elanor Commercial Property Fund
REIT ................... 15,764
338,496 Emerald Resources NL (a) ......... 742,960
325,800 Evolution Mining Ltd. ........... 1,474,480
80,734 Flight Centre Travel Group Ltd. .... 615,740
10,437 GenusPlus Group Ltd. (b) ........ 30,183
1,997,687 GPT Group (The) REIT ......... 6,507,683
715,088 GrainCorp Ltd. - Class A ......... 3,470,136
226,859 Grange Resources Ltd. ........... 28,329
Shares Value
AUSTRALIA (continued)
377,700 Harvey Norman Holdings Ltd. .... $ 1,400,451
1,033,653 Helia Group Ltd. ............... 3,346,457
171,801 HMC Capital Ltd. REIT ......... 391,227
97,406 HUB24 Ltd. .................. 6,611,449
1,349,076 Iluka Resources Ltd. ............ 4,419,614
276,569 Imdex Ltd. ................... 537,042
49,902 Infomedia Ltd. ................ 41,496
452,720 Inghams Group Ltd. ............ 1,002,764
317,639 Insurance Australia Group Ltd. .... 1,783,042
182,171 JB Hi-Fi Ltd. .................. 12,974,592
150,345 Jumbo Interactive Ltd. ........... 1,011,187
1,510,923 Karoon Energy Ltd. ............. 1,807,055
240,106 Kingsgate Consolidated Ltd. (a) .... 339,940
1,033,952 Macmahon Holdings Ltd. ........ 198,842
187,600 Magellan Financial Group Ltd. ..... 1,275,692
2,188 Mayne Pharma Group Ltd. (a) ..... 6,958
1,254,550 Medibank Pvt Ltd. ............. 4,100,378
3,847,577 Metals X Ltd. (a) ............... 1,425,075
126,985 Metcash Ltd. .................. 317,019
84,460 Mineral Resources Ltd. (a) ........ 1,525,534
129,608 Monadelphous Group Ltd. ....... 1,615,911
737,603 Mount Gibson Iron Ltd. (a) ....... 184,464
668,934 Nanosonics Ltd. (a) ............. 1,732,579
57,294 Navigator Global Investments Ltd. .. 70,336
308,343 Netwealth Group Ltd. ........... 7,358,433
1,512,490 New Hope Corp. Ltd. ........... 4,039,491
108,100 Nick Scali Ltd. ................ 1,327,864
80,619 NRW Holdings Ltd. ............ 166,466
30,307 Objective Corp. Ltd. ............ 370,248
289,355 OFX Group Ltd. (a) ............. 153,946
1,130,413 Orica Ltd. .................... 15,436,988
65,580 Origin Energy Ltd. ............. 490,395
1,299,336 Perenti Ltd. ................... 1,457,747
5,510,055 Perseus Mining Ltd. ............. 11,503,387
1,519 Playside Studios Ltd. (a) .......... 194
9,896 Pro Medicus Ltd. ............... 2,032,189
140,400 Qantas Airways Ltd. ............ 973,722
134,180 QBE Insurance Group Ltd. ....... 1,990,456
559,048 Ramelius Resources Ltd. ......... 899,442
7,926 REA Group Ltd. ............... 1,207,376
35,157 Redox Ltd. ................... 50,984
149,445 Region Group REIT ............ 223,655
432,631 Regis Healthcare Ltd. ............ 2,311,404
878,148 Regis Resources Ltd. (a) .......... 2,289,880
11,350,791 Resolute Mining Ltd. (a) .......... 4,474,718
58,942 Sandfire Resources Ltd. (a) ........ 396,537
65,265 SEEK Ltd. ................... 1,006,757
495,004 Service Stream Ltd. ............. 629,310
18,430 SKS Technologies Group Ltd. ..... 26,171
80,636 Solvar Ltd. ................... 82,726
2,412,982 South32 Ltd. .................. 4,512,375
255,273 Southern Cross Electrical Engineering
Ltd. ..................... 289,540

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
AUSTRALIA (continued)
832 St. Barbara Ltd. (a) .............. $ 143
129,912 Suncorp Group Ltd. ............ 1,741,441
2,088,832 Tabcorp Holdings Ltd. ........... 1,031,900
14,785 Tasmea Ltd. (b) ................ 34,817
269,023 Technology One Ltd. ............ 7,037,250
291,801 Temple & Webster Group Ltd. (a) ... 4,547,922
69,085 TPG Telecom Ltd. .............. 245,044
229,934 Tuas Ltd. (a) ................... 788,171
3,111 Universal Store Holdings Ltd. ..... 16,842
6,902,351 Vault Minerals Ltd. (a) ........... 1,597,889
1,555,882 Ventia Services Group Pty Ltd. ..... 5,180,759
106,444 Vysarn Ltd. (a) ................. 34,737
1,332,883 WEB Travel Group Ltd. (a) ........ 3,805,647
2,240,347 West African Resources Ltd. (a) ..... 3,354,248
1,052,622 Whitehaven Coal Ltd. ........... 4,317,119
456,618 Yancoal Australia Ltd. ........... 1,844,166
79,452 Zip Co. Ltd. (a) ................ 161,126
237,537,686
AUSTRIA — 0 .8%
259,893 ams-OSRAM AG (a) ............ 3,425,603
164,034 ANDRITZ AG ................ 11,415,287
71,183 BAWAG Group AG (b) (c) ........ 8,983,834
851 DO & CO AG ................ 191,986
171,347 Erste Group Bank AG ........... 15,668,651
353 EVN AG ..................... 9,539
669 Fabasoft AG .................. 12,556
25,875 Kontron AG .................. 834,731
200,881 OMV AG .................... 10,230,550
4,871 Palfinger AG .................. 202,588
8,563 Porr AG ..................... 287,886
457,502 Raiffeisen Bank International AG ... 13,210,109
54,211 UNIQA Insurance Group AG ..... 781,002
16,855 Vienna Insurance Group AG Wiener
Versicherung Gruppe ........ 889,349
254,280 voestalpine AG ................ 7,000,463
73,144,134
BAHAMAS — 0 .1%
495,000 OneSpaWorld Holdings Ltd. ...... 10,949,400
BELGIUM — 0 .3%
11,032 Ackermans & van Haaren NV ..... 2,706,111
18,900 Ageas SA ..................... 1,285,055
2,523 Ascencio REIT ................ 142,357
147,683 Barco NV .................... 2,301,770
156,770 Bekaert SA ................... 6,456,944
41,695 Care Property Invest NV REIT .... 588,645
3,608 Cie d'Entreprises CFE ........... 40,353
12,380 Colruyt Group NV ............. 528,835
14,345 Deme Group NV .............. 2,147,004
25,354 EVS Broadcast Equipment SA ..... 1,095,375
9,250 Groupe Bruxelles Lambert NV ..... 773,301
11,900 KBC Ancora .................. 865,084
Shares Value
BELGIUM (continued)
5,481 Materialise NV - ADR (a) ......... $ 28,282
199,558 Proximus SADP ............... 1,658,076
10,249 Retail Estates NV REIT .......... 761,461
726 Sipef NV ..................... 51,442
203,966 Umicore SA .................. 3,223,434
1,051 Wereldhave Belgium Comm VA REIT 64,468
24,717,997
BRAZIL — 0 .5%
2,375,484 B3 SA - Brasil Bolsa Balcao ....... 5,328,300
2,775,475 BRF SA - ADR ................ 9,769,672
829,578 Hapvida Participacoes e Investimentos
SA (a) (b) (c) ............... 4,894,902
736,910 Pagseguro Digital Ltd. - Class A .... 5,770,005
584,800 StoneCo Ltd. - Class A (a) ........ 7,473,744
2,310,064 Ultrapar Participacoes SA - ADR ... 7,068,796
40,305,419
CANADA — 1 .8%
21,166 AGF Management Ltd. - Class B ... 187,586
9,314 Agnico Eagle Mines Ltd. ......... 1,156,206
61,900 Air Canada (a) ................. 862,204
65,640 Allied Properties Real Estate
Investment Trust REIT ...... 819,553
68,478 Altius Minerals Corp. ........... 1,437,662
17,800 Altus Group Ltd. ............... 743,294
35,802 ARC Resources Ltd. ............ 698,935
43,700 Canada Goose Holdings, Inc. (a) .... 477,811
4,220 Canada Goose Holdings, Inc. (a) .... 46,209
22,500 Canadian Apartment Properties REIT 718,552
11,400 Canadian Tire Corp. Ltd. - Class A . 1,526,856
42,485 CCL Industries, Inc. - Class B ..... 2,374,757
208,307 Centerra Gold, Inc. ............. 1,417,678
144,861 Choice Properties Real Estate
Investment Trust REIT ...... 1,483,529
36,824 Coveo Solutions, Inc. (a) .......... 239,717
65,100 Crombie Real Estate Investment Trust
REIT ................... 675,619
117,855 Descartes Systems Group, Inc. (The) (a) 12,464,345
11,900 Descartes Systems Group, Inc. (The) (a) 1,257,247
394,959 Dollarama, Inc. ................ 53,981,911
116,300 Dream Industrial Real Estate
Investment Trust REIT ...... 966,928
14,086 DREAM Unlimited Corp. - Class A . 212,266
108,200 Dundee Precious Metals, Inc. ...... 1,749,192
8,057 Enghouse Systems Ltd. .......... 133,450
25,760 Evertz Technologies Ltd. ......... 224,024
15,915 Exco Technologies Ltd. .......... 77,530
85,700 Finning International, Inc. ........ 3,734,531
90,061 FirstService Corp. .............. 17,761,830
3,850 FirstService Corp. .............. 758,886
74,000 Fortuna Mining Corp. (a) ......... 477,454
23,760 Gildan Activewear, Inc. .......... 1,200,175
4,600 Groupe Dynamite, Inc. (a) ........ 112,411

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
CANADA (continued)
3 Hammond Power Solutions, Inc. ... $ 268
127,900 Hudbay Minerals, Inc. ........... 1,187,063
7,400 iA Financial Corp, Inc. .......... 724,352
21,200 IGM Financial, Inc. ............. 701,975
2,000 Information Services Corp. ....... 46,189
165,591 Killam Apartment Real Estate
Investment Trust REIT ...... 2,189,396
155,200 Kinross Gold Corp. ............. 2,483,245
246,614 Knight Therapeutics, Inc. (a) ....... 1,083,920
121,360 Labrador Iron Ore Royalty Corp. ... 2,334,183
600 Lassonde Industries, Inc. - Class A .. 92,992
1,015 Lululemon Athletica, Inc. (a) ...... 203,538
22,000 Lundin Gold, Inc. .............. 1,018,230
36,800 Maple Leaf Foods, Inc. .......... 776,582
208,653 Martinrea International, Inc. ...... 1,252,882
1,345 Morguard Corp. ............... 114,746
55,866 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 730,177
33,702 North West Co., Inc. (The) ....... 1,156,804
79,600 OceanaGold Corp. ............. 1,082,895
9,900 Onex Corp. ................... 805,375
52,200 Open Text Corp. ............... 1,536,314
55,100 OR Royalties, Inc. .............. 1,526,225
81,500 Orla Mining Ltd. (a) ............ 758,769
115,590 Pason Systems, Inc. ............. 975,207
3,200 Pollard Banknote Ltd. ........... 51,386
43,300 Power Corp. of Canada .......... 1,745,000
42,149 Quebecor, Inc. - Class B ......... 1,185,745
75,126 RioCan Real Estate Investment Trust
REIT ................... 956,967
44,200 Russel Metals, Inc. .............. 1,415,701
85,520 Secure Waste Infrastructure Corp. .. 934,449
36,500 SmartCentres Real Estate Investment
Trust REIT ............... 669,096
19,649 Stella-Jones, Inc. ............... 1,120,146
1,900 TECSYS, Inc. ................. 50,476
25,124 TFI International, Inc. ........... 2,184,932
18,265 TMX Group Ltd. .............. 742,675
14,103 Tourmaline Oil Corp. ........... 600,212
68,300 TransAlta Corp. ................ 821,710
136,766 Transcontinental, Inc. - Class A .... 1,902,050
18,200 True North Commercial Real Estate
Investment Trust REIT ...... 122,945
11,069 Wajax Corp. .................. 188,531
15,978 Westshore Terminals Investment Corp. 325,303
216,633 Whitecap Resources, Inc. ......... 1,635,379
2,286 Winpak Ltd. .................. 67,544
16,600 WSP Global, Inc. .............. 3,417,999
152,897,921
CHILE — 0 .0%
215,947 Cencosud SA .................. 650,543
Shares Value
CHINA — 5 .3%
15,282,000 Agricultural Bank of China Ltd. - H
Shares ................... $ 10,011,489
1,914,439 Aisino Corp. - A Shares .......... 2,440,490
281,340 Alibaba Group Holding Ltd. - ADR . 33,938,044
196,600 Autohome, Inc. - ADR .......... 5,325,894
82,263 Baidu, Inc. - ADR (a) ............ 7,228,450
8,074,900 Bank of Beijing Co. Ltd. - A Shares . 7,220,689
4,602,900 Bank of Changsha Co. Ltd. - A Shares 6,301,496
2,735,339 Bank of Chengdu Co. Ltd. - A Shares 7,000,917
14,962,770 Bank of China Ltd. - H Shares ..... 8,636,713
8,169,000 Bank of Communications Co. Ltd. - H
Shares ................... 7,359,190
2,880,674 Bank of Hangzhou Co. Ltd. - A Shares 6,405,440
5,644,251 Bank of Jiangsu Co. Ltd. - A Shares . 8,839,349
4,313,200 Bank of Nanjing Co. Ltd. - A Shares 6,862,542
4,973,900 Beijing Yanjing Brewery Co. Ltd. - A
Shares ................... 8,563,192
10,953,190 Beiqi Foton Motor Co. Ltd. - A
Shares (a) ................. 4,077,154
8,509,044 China Construction Bank Corp. - H
Shares ................... 8,703,081
1,247,600 China National Medicines Corp. Ltd. -
A Shares ................. 5,087,083
6,863,000 China Railway Group Ltd. - H Shares 3,452,993
6,828,944 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 5,401,864
1,095,600 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 866,647
5,082,046 China Tower Corp. Ltd. - H
Shares (b) (c) ............... 7,111,387
5,968,600 Dongfang Electric Corp. Ltd. - H
Shares ................... 14,007,363
9,901,877 Dongfeng Motor Group Co. Ltd. - H
Shares ................... 5,958,040
3,961,274 FAW Jiefang Group Co. Ltd. - A
Shares ................... 3,817,735
36,900 FAW Jiefang Group Co. Ltd. - A
Shares ................... 35,563
2,073,432 Fujian Star-net Communication Co.
Ltd. - A Shares ............. 7,617,886
633,219 Full Truck Alliance Co. Ltd. - ADR . 7,313,679
6,932,500 Greentown China Holdings Ltd. ... 8,719,933
4,675,100 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 6,933,184
45,600 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 67,625
1,475,907 Han's Laser Technology Industry
Group Co. Ltd. - A Shares .... 5,508,270
10,851,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 8,314,311
1,037,358 JCET Group Co. Ltd. - A Shares ... 5,024,895
4,703,600 JD Logistics, Inc. (a) (b) (c) ........ 8,151,420
438,440 JD.com, Inc. - ADR ............ 13,806,476

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
CHINA (continued)
3,023,063 Jiangxi Copper Co. Ltd. - H Shares . $ 6,042,285
3,317,583 Jilin Sino-Microelectronics Co. Ltd. -
A Shares ................. 3,997,372
1,283,241 Kuaishou Technology (a) (b) (c) ..... 12,529,638
1,453,200 Lens Technology Co. Ltd. - A Shares 4,582,018
622,800 Lens Technology Co. Ltd. - A Shares 1,958,820
3,797,305 Ming Yang Smart Energy Group Ltd. -
A Shares ................. 5,835,157
2,593,800 MLS Co. Ltd. - A Shares ......... 3,033,135
6,130,000 ORG Technology Co. Ltd. - A Shares 4,574,781
2,038,500 ORG Technology Co. Ltd. - A Shares 1,521,320
3,838,600 Oriental Pearl Group Co. Ltd. - A
Shares ................... 4,094,345
8,386,581 People's Insurance Co. Group of China
Ltd. (The) - H Shares ........ 6,443,143
3,890,400 Ping An Bank Co. Ltd. - A Shares .. 6,593,175
1,426,894 Ping An Insurance Group Co. of
China Ltd. - H Shares ....... 9,796,147
7,043,600 Postal Savings Bank of China Co. Ltd.
- A Shares ................ 5,603,721
834,111 Raytron Technology Co. Ltd. - A
Shares ................... 7,549,126
12,981,400 Rizhao Port Co. Ltd. - A Shares .... 5,755,425
1,779,500 Sany Heavy Industry Co. Ltd. - A
Shares ................... 4,913,563
13,548,350 Shandong Nanshan Aluminum Co.
Ltd. - A Shares ............. 7,364,533
2,459,900 Shanghai Mechanical and Electrical
Industry Co. Ltd. - A Shares ... 8,639,455
2,166,600 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 3,118,797
840,100 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 1,209,315
1,551,265 Sichuan Kelun Pharmaceutical Co.
Ltd. - A Shares ............. 8,115,290
8,068,500 Sinopec Engineering Group Co. Ltd. -
H Shares ................. 6,264,892
1,864,000 Sinopharm Group Co. Ltd. - H Shares 4,480,364
2,698,240 Tasly Pharmaceutical Group Co. Ltd. -
A Shares ................. 6,123,375
8,853,628 Tianjin Port Co. Ltd. - A Shares .... 5,664,806
2,164,637 Triangle Tyre Co. Ltd. - A Shares ... 4,146,835
4,087,200 Wuxi Taiji Industry Ltd. Co. - A
Shares ................... 3,723,528
17,064,967 Xinyi Solar Holdings Ltd. ........ 6,606,257
2,045,674 Xuji Electric Co. Ltd. - A Shares .... 6,430,134
19,900 Xuji Electric Co. Ltd. - A Shares .... 62,551
359,800 Yangzijiang Shipbuilding Holdings
Ltd. ..................... 705,722
3,059,912 Yifan Pharmaceutical Co. Ltd. - A
Shares ................... 6,229,066
3,030,000 Yunnan Copper Co. Ltd. - A Shares . 5,424,784
30,300 Yunnan Copper Co. Ltd. - A Shares . 54,248
Shares Value
CHINA (continued)
2,870,487 Zhejiang Medicine Co. Ltd. - A Shares $ 6,331,639
10,133,757 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares 7,908,296
372,578 ZTO Express Cayman, Inc. ....... 7,263,267
456,800,809
DENMARK — 0 .8%
106,945 ALK-Abello A/S (a) ............. 3,102,885
267,500 Alm Brand A/S ................ 737,847
8,576 Bang & Olufsen A/S (a) .......... 17,146
198,695 Bavarian Nordic A/S (a) .......... 7,191,988
19,445 Chemometec A/S .............. 1,500,789
14,666 D/S Norden A/S ............... 510,037
65,700 Danske Bank A/S .............. 2,606,416
17,500 Demant A/S (a) ................ 663,033
36,714 FLSmidth & Co. A/S ............ 2,159,751
499,359 H Lundbeck A/S ............... 2,601,540
136,331 H Lundbeck A/S - Class A ........ 609,910
16,400 Invisio AB .................... 531,378
612,683 ISS A/S ...................... 17,612,405
15,500 Netcompany Group A/S (a) (b) (c) ... 568,382
63,600 NKT A/S (a) .................. 5,595,071
7,963 Pandora A/S .................. 1,314,657
13,529 Per Aarsleff Holding A/S ......... 1,457,033
283,630 ROCKWOOL A/S - Class B ...... 12,428,849
38,522 Royal Unibrew A/S ............. 2,881,381
6,301 Schouw & Co. A/S ............. 593,459
7,251 SP Group A/S ................. 296,424
5,002 Sparekassen Sjaelland-Fyn A/S ..... 254,445
65,234,826
FINLAND — 0 .4%
309 Aspo Oyj .................... 1,861
23,500 Elisa Oyj ..................... 1,209,139
70,966 Hiab Oyj - Class B ............. 4,843,026
88,718 Kalmar Oyj - Class B ............ 4,003,671
33,400 Kemira Oyj ................... 710,799
30,400 Kesko Oyj - Class B ............. 661,183
172,080 Konecranes Oyj ................ 14,339,796
8,808 Marimekko Oyj ................ 131,069
5,426 Olvi Oyj - Class A .............. 206,627
56,821 Oriola Oyj - Class B ............ 70,864
64,697 Orion Oyj - Class B ............. 5,179,565
91,804 Puuilo Oyj ................... 1,432,312
23,327 Raisio Oyj - Class V ............. 66,722
10,758 Sanoma Oyj .................. 124,405
4,889 Terveystalo Oyj (b) (c) ............ 59,893
29,800 TietoEVRY Oyj ................ 512,975
10,330 Vaisala Oyj - Class A ............ 557,172
38,900 Valmet Oyj ................... 1,403,583
81,061 Wartsila Oyj Abp ............... 2,239,589
89,254 YIT Oyj (a) ................... 309,230
38,063,481

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
FRANCE — 2 .2%
23,900 Accor SA ..................... $ 1,211,346
36,718 Alten SA ..................... 2,984,265
14,835 Amundi SA (b) (c) ............... 1,096,314
593 Aubay ....................... 33,944
105,764 BNP Paribas SA ............... 9,643,380
45,000 Bouygues SA .................. 1,852,945
60,600 Bureau Veritas SA .............. 1,866,245
99,220 Canal+ SA .................... 313,865
122,522 Carmila SA REIT .............. 2,407,219
83,800 Carrefour SA .................. 1,200,940
63,270 Coface SA .................... 1,176,360
13,772 Covivio SA REIT .............. 891,625
2,000 Dassault Aviation SA ............ 622,715
3,759 Derichebourg SA ............... 24,719
98,013 Eiffage SA .................... 13,156,820
806,951 Elior Group SA (a) (b) (c) .......... 2,396,367
13,835 Esso SA Francaise .............. 1,521,546
5,056 Etablissements Maurel et Prom SA .. 31,050
23,309 Euroapi SA (a) ................. 76,472
18,600 FDJ UNITED ................ 580,168
28,052 Fnac Darty SA ................. 949,615
450,401 Forvia SE (a) .................. 5,726,059
19,822 Gaztransport Et Technigaz SA ..... 3,728,232
10,681 Gecina SA REIT ............... 1,049,651
1,755 GL Events SACA ............... 60,520
1,257,222 Havas NV .................... 2,019,511
1,525 ID Logistics Group SACA (a) ...... 765,543
8,206 Ipsen SA ..................... 966,931
89,325 IPSOS SA .................... 4,010,904
60,500 JCDecaux SE ................. 994,661
18,602 Kaufman & Broad SA ........... 662,761
41,199 Klepierre SA REIT ............. 1,572,647
1,109 Lagardere SA .................. 25,958
4,111 Lectra ....................... 114,353
891,930 Louis Hachette Group ........... 1,661,953
39,428 Manitou BF SA ................ 869,843
184,480 Mercialys SA REIT ............. 2,280,860
304,052 Metropole Television SA ......... 4,441,431
1,235 Neurones .................... 60,920
229,134 Opmobility ................... 3,508,455
817,676 Orange SA ................... 12,437,736
11,640 Publicis Groupe SA ............. 1,063,684
241,444 Rubis SCA ................... 7,645,540
14,170 SEB SA ...................... 1,035,081
29,281 SMCP SA (a) (b) (c) .............. 168,804
97,469 Societe BIC SA ................ 5,926,424
230,885 Societe Generale SA ............. 14,737,060
162 Societe LDC SADIR ............ 17,105
21,652 Sopra Steria Group ............. 4,665,299
144,488 SPIE SA ..................... 8,503,327
323,291 Technip Energies NV ............ 13,960,149
560,660 Television Francaise 1 SA ......... 5,360,740
533,411 Ubisoft Entertainment SA (a) ...... 5,625,623
Shares Value
FRANCE (continued)
740,002 Valeo SE ..................... $ 8,050,832
1,637 Vetoquinol SA ................. 143,976
121,003 Vicat SACA ................... 7,836,616
86,308 Vinci SA ..................... 11,988,948
32,835 Viridien (a) ................... 2,183,723
209,100 Vivendi SE ................... 792,657
14,088 Wendel SE ................... 1,320,127
192,022,564
GERMANY — 2 .0%
11,682 2G Energy AG ................ 483,046
398 Adesso SE .................... 36,773
3,535 AlzChem Group AG ............ 598,378
7,015 Atoss Software SE .............. 940,935
944 Aurubis AG ................... 94,159
10,111 Bilfinger SE ................... 1,087,795
125,168 Brenntag SE .................. 7,765,320
10,132 CANCOM SE ................ 296,815
13,302 Carl Zeiss Meditec AG ........... 733,497
570,904 CECONOMY AG (a) ........... 2,884,625
4,381 Cewe Stiftung & Co. KGAA ...... 501,715
416,371 Commerzbank AG ............. 15,183,329
158,987 Continental AG ............... 13,579,188
11,350 CTS Eventim AG & Co. KGaA .... 1,281,693
217,914 Deutsche Post AG .............. 9,763,798
181,120 Deutz AG .................... 1,588,324
9,333 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 744,661
148,647 Duerr AG .................... 3,820,628
7,035 Eckert & Ziegler SE ............ 535,175
3,110 Einhell Germany AG - Preference
Shares ................... 263,997
2,697 Elmos Semiconductor SE ......... 269,186
155,772 EuroEyes International Eye Clinic Ltd. 62,580
14,853 Fielmann Group AG ............ 941,121
126,264 flatexDEGIRO AG ............. 3,816,113
90,011 Freenet AG ................... 2,919,315
256,727 Fresenius SE & Co. KGaA ........ 12,253,757
12,093 Friedrich Vorwerk Group SE ...... 1,175,357
119,748 FUCHS SE - Preference Shares .... 5,479,704
10,400 GEA Group AG ............... 747,035
27,444 GFT Technologies SE ........... 568,542
16,100 Heidelberg Materials AG ......... 3,714,186
219,932 Heidelberger Druckmaschinen AG (a) 568,997
105,764 Henkel AG & Co. KGaA - Preference
Shares ................... 8,150,083
5,426 Hornbach Holding AG & Co. KGaA 638,010
229,512 HUGO BOSS AG ............. 10,689,086
28,838 Indus Holding AG .............. 779,077
232,980 Infineon Technologies AG ........ 9,152,191
74,815 IONOS Group SE (a) ........... 3,548,216
5,521 JOST Werke SE (b) (c) ........... 325,007
35,295 Jungheinrich AG - Preference Shares . 1,353,144

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
GERMANY (continued)
144,402 K+S AG ..................... $ 2,184,481
16,737 Koenig & Bauer AG (a) .......... 270,878
30,446 Krones AG ................... 4,508,318
352 KSB SE & Co. KGaA - Preference
Shares ................... 375,847
14,456 KWS Saat SE & Co. KGaA ....... 1,029,616
583 MBB SE ..................... 116,707
17,024 MLP SE ..................... 164,035
5,250 Nemetschek SE ................ 782,215
99 Paul Hartmann AG ............. 27,228
163,429 ProSiebenSat.1 Media SE ......... 1,489,670
1,075 Rational AG .................. 829,844
49,227 Scout24 SE (b) (c) ............... 6,578,781
253 Secunet Security Networks AG ..... 62,895
16,354 Sixt SE ...................... 1,695,771
344 STO SE & Co. KGaA - Preference
Shares ................... 48,978
2,153 STRATEC SE ................. 68,066
46,630 Stroeer SE & Co. KGaA ......... 2,505,541
48,356 SUSS MicroTec SE ............. 1,752,887
343,085 TeamViewer SE (a) (b) (c) .......... 3,508,714
814 Technotrans SE ................ 22,641
1,085,574 thyssenkrupp AG ............... 12,565,694
87,500 TUI AG (a) ................... 789,430
28,867 Wacker Neuson SE ............. 755,156
5,146 Washtec AG .................. 235,544
171,703,495
HONG KONG — 0 .7%
98,000 APT Satellite Holdings Ltd. ....... 25,072
731,920 Bank of East Asia Ltd. (The) ...... 1,131,319
66,035 Build King Holdings Ltd. ........ 10,647
219,000 Champion REIT ............... 60,985
18,754,000 China Jinmao Holdings Group Ltd. . 3,412,401
2,116,500 China Overseas Land & Investment
Ltd. ..................... 3,660,485
3,742,987 China Taiping Insurance Holdings Co.
Ltd. ..................... 8,316,935
725,578 Chow Sang Sang Holdings
International Ltd. .......... 766,419
1,412,162 Chow Tai Fook Jewellery Group Ltd. 2,358,441
726,000 CITIC Telecom International
Holdings Ltd. ............. 235,375
138,900 CK Asset Holdings Ltd. .......... 636,468
98,800 CK Hutchison Holdings Ltd. ...... 643,090
381,000 Crystal International Group Ltd. (b) (c) 273,737
570,787 Dah Sing Banking Group Ltd. ..... 667,284
105,600 Dah Sing Financial Holdings Ltd. .. 391,750
168,000 First Pacific Co. Ltd. ............ 132,187
526,000 Fortune Real Estate Investment Trust
REIT ................... 338,062
163,000 Great Eagle Holdings Ltd. ........ 305,065
676,000 Hang Lung Group Ltd. .......... 1,221,288
Shares Value
HONG KONG (continued)
787,300 Hong Kong & China Gas Co. Ltd. .. $ 702,715
235,000 Hong Kong Technology Venture Co.
Ltd. ..................... 48,868
1,662,200 Hutchison Port Holdings Trust - U
Shares- Units .............. 331,341
704,000 Hutchison Telecommunications Hong
Kong Holdings Ltd. ......... 96,771
733,567 Hysan Development Co. Ltd. ..... 1,459,691
187,000 Impro Precision Industries Ltd. (b) (c) 72,115
431,247 International Housewares Retail Co.
Ltd. ..................... 47,224
427,000 Intron Technology Holdings Ltd. ... 79,865
205,918 Jacobson Pharma Corp. Ltd. (b) .... 43,822
981,682 Johnson Electric Holdings Ltd. .... 2,893,375
1,629,676 JS Global Lifestyle Co. Ltd. (a) (b) (c) . 365,223
1,052,777 Kerry Properties Ltd. ............ 2,811,023
224,531 KLN Logistics Group Ltd. ........ 236,117
122,000 LH GROUP Ltd. (a) (b) .......... 5,743
1,262,374 Luk Fook Holdings International Ltd. 3,293,998
730,196 Man Wah Holdings Ltd. ......... 411,909
116,947 Melco Resorts & Entertainment Ltd. -
ADR (a) .................. 1,011,592
5,724,000 Nine Dragons Paper Holdings Ltd. (a) 3,138,986
3,163,402 Pacific Basin Shipping Ltd. ....... 914,083
156,000 Paradise Entertainment Ltd. ....... 19,393
920,208 PC Partner Group Ltd. .......... 867,027
4,778,308 PCCW Ltd. .................. 3,423,407
311,496 Prosperity REIT ............... 54,307
1,269,477 Shun Tak Holdings Ltd. (a) ........ 106,846
1,310,326 Singamas Container Holdings Ltd. .. 114,846
463,399 SITC International Holdings Co. Ltd. 1,498,291
135,000 SmarTone Telecommunications
Holdings Ltd. ............. 78,998
200,000 SOCAM Development Ltd. (a) ..... 10,202
195,000 Sun Hung Kai & Co. Ltd. ........ 87,840
1,098,612 Tai Hing Group Holdings Ltd. (b) .. 132,652
1,397 Tang Palace China Holdings Ltd. ... 33
549,000 Texhong International Group Ltd. .. 332,454
1,774,000 Truly International Holdings Ltd. ... 265,966
289,000 TS Lines Ltd. ................. 311,900
14,555,993 United Energy Group Ltd. ........ 1,054,553
2,806,000 United Laboratories International
Holdings Ltd. (The) ......... 5,259,993
398,000 VSTECS Holdings Ltd. .......... 460,611
200,700 VTech Holdings Ltd. ............ 1,487,180
123,676 Wai Kee Holdings Ltd. (a) ........ 11,814
150,100 Wharf Real Estate Investment Co. Ltd. 476,539
2,342,696 Yue Yuen Industrial Holdings Ltd. .. 3,664,142
62,270,465
INDIA — 0 .3%
4,782,665 Bank of India ................. 6,050,190
2,184,369 Indus Towers Ltd. (a) ............ 9,008,470

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
INDIA (continued)
222,253 Lupin Ltd. ................... $ 4,857,826
719,909 Sun TV Network Ltd. ........... 4,607,203
1,197,601 Zee Entertainment Enterprises Ltd. . 1,607,271
26,130,960
INDONESIA — 0 .1%
35,325,900 Perusahaan Gas Negara Tbk PT .... 3,492,317
10,058,889 Semen Indonesia Persero Tbk PT ... 1,498,189
4,990,506
IRELAND — 0 .4%
1,047,687 AIB Group Plc ................ 8,264,842
48,911 Amarin Corp. Plc - ADR (a) ....... 710,182
296,760 Cairn Homes Plc ............... 734,497
1,055 COSMO Pharmaceuticals NV ..... 75,681
121,623 Dole Plc ..................... 1,731,912
445,334 Grafton Group Plc - Units ........ 5,220,804
718,354 Greencore Group Plc ............ 2,438,972
234,223 James Hardie Industries Plc (a) ..... 6,075,737
3,015 Jazz Pharmaceuticals Plc (a) ........ 345,610
210,331 Ryanair Holdings Plc - ADR ...... 13,097,311
38,695,548
ISRAEL — 1 .6%
32 Afcon Holdings Ltd. ............ 1,965
1,817 Analyst IMS Investment Management
Services Ltd. .............. 64,981
108,575 B Communications Ltd. (a) ....... 744,522
124,040 Bank Hapoalim BM ............ 2,326,132
215,598 Bank Leumi Le-Israel BM ........ 3,988,300
1,110,912 Bezeq The Israeli Telecommunication
Corp. Ltd. ................ 2,066,521
50,627 Brainsway Ltd. (a) .............. 297,655
17,115 Camtek Ltd. (a) ................ 1,656,348
120,481 Cellcom Israel Ltd. (a) ........... 1,088,990
5,680 Delek Group Ltd. .............. 1,153,532
2,073 Delta Galil Ltd. ................ 110,000
1,089,225 El Al Israel Airlines (a) ........... 4,397,176
52,530 FIBI Holdings Ltd. ............. 3,822,001
455,269 First International Bank of Israel Ltd.
(The) .................... 31,621,892
95,017 Fiverr International Ltd. (a) ........ 2,097,975
34,940 Formula Systems 1985 Ltd. ....... 4,205,965
23,686 Fox Wizel Ltd. ................. 2,456,266
81,580 Harel Insurance Investments &
Financial Services Ltd. ....... 2,459,293
196,400 ICL Group Ltd. ................ 1,223,554
81,134 Inmode Ltd. (a) ................ 1,108,290
115,417 Isracard Ltd. .................. 472,754
11,333 Israel Corp. Ltd. ............... 3,512,751
84,200 Israel Discount Bank Ltd. - Class A . 805,249
465 Isras Investment Co. Ltd. ......... 126,172
17,336 Max Stock Ltd. ................ 92,326
23,050 Mizrahi Tefahot Bank Ltd. ........ 1,423,887
Shares Value
ISRAEL (continued)
337 Naphtha Israel Petroleum Corp. Ltd. $ 2,538
4,512 Neto Malinda Trading Ltd. ....... 188,868
98,345 Nexxen International Ltd. (a) ...... 1,010,987
112,446 Nice Ltd. - ADR (a) ............. 17,547,198
12,040 Nova Ltd. (a) .................. 3,210,715
118,592 Oddity Tech Ltd. - Class A (a) ...... 8,309,741
3,602 One Software Technologies Ltd. .... 93,063
46,231 Partner Communications Co. Ltd. .. 425,764
19,815 Perion Network Ltd. (a) .......... 214,398
261,916 Phoenix Financial Ltd. ........... 8,924,294
57,130 Playtika Holding Corp. .......... 254,514
311,964 Plus500 Ltd. .................. 13,845,466
1,092 RADCOM Ltd. (a) ............. 14,808
105,496 Riskified Ltd. - Class A (a) ........ 538,030
178,015 Sella Capital Real Estate Ltd. REIT . 549,045
16,628 Shufersal Ltd. ................. 201,029
138,801 Tel Aviv Stock Exchange Ltd. ...... 2,620,302
36,826 Tower Semiconductor Ltd. (a) ...... 1,708,793
164,328 ZIM Integrated Shipping Services Ltd. 2,604,599
135,588,649
ITALY — 1 .7%
5,865,279 A2A SpA ..................... 14,292,236
101,542 Ascopiave SpA ................. 350,738
17,172 Avio SpA (b) .................. 586,827
39,856 Azimut Holding SpA ............ 1,354,813
323,591 Banca IFIS SpA ................ 8,961,715
86,700 Banca Monte dei Paschi di Siena SpA 738,114
1,378,756 BPER Banca SpA ............... 13,567,683
5,400 Brunello Cucinelli SpA .......... 605,571
46,742 Buzzi SpA .................... 2,440,851
24,903 Cairo Communication SpA (a) ..... 77,427
70,658 Cementir Holding NV .......... 1,049,695
266,900 CIR SpA-Compagnie Industriali (a) . 205,670
180,236 Credito Emiliano SpA ........... 2,732,109
56,048 Danieli & C Officine Meccaniche SpA 1,822,227
22,083 Datalogic SpA ................. 119,196
197,054 De' Longhi SpA ............... 6,463,078
7,980 DiaSorin SpA ................. 780,165
33,375 Digital Value SpA .............. 1,071,073
36,545 El.En. SpA ................... 485,501
167,700 Enav SpA (b) (c) ................ 735,706
593,276 Eni SpA ..................... 10,125,651
31,400 ERG SpA .................... 680,264
29,489 Fincantieri SpA (a) .............. 570,682
3,563 Fine Foods & Pharmaceuticals NTM 31,644
1,251,714 Hera SpA .................... 5,356,040
142,429 Immobiliare Grande Distribuzione
SIIQ SpA REIT ............ 534,649
299,831 Intercos SpA .................. 4,010,907
40,700 Interpump Group SpA ........... 1,669,850
597,057 Iren SpA ..................... 1,709,774
438,347 Italgas SpA ................... 3,637,129

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
ITALY (continued)
636,353 Iveco Group NV ............... $ 13,153,325
133,202 Lottomatica Group SpA .......... 3,590,444
927 LU-VE SpA ................... 34,288
919,372 Maire SpA .................... 12,770,534
561,052 MFE-MediaForEurope NV - Class A 1,778,087
10,825 MFE-MediaForEurope NV - Class B 48,646
4,471 NewPrinces SpA (a) ............. 116,517
13,307 Orsero SpA ................... 214,107
510,900 Piaggio & C SpA ............... 1,102,885
173,100 Pirelli & C SpA (b) (c) ............ 1,166,932
121,300 Poste Italiane SpA (b) (c) .......... 2,620,677
15,400 Recordati Industria Chimica e
Farmaceutica SpA .......... 883,248
58,426 Rizzoli Corriere Della Sera
Mediagroup SpA ........... 68,298
407,591 Safilo Group SpA (a) ............. 505,817
26,116 SOL SpA .................... 1,393,515
410,000 Stevanato Group SpA ........... 10,131,100
51,185 Technogym SpA (b) (c) ........... 789,747
2,169,200 Telecom Italia SpA (a) ............ 996,818
588,782 TREVI - Finanziaria Industriale
SpA (a) ................... 226,117
267,200 Unipol Assicurazioni SpA ......... 5,359,422
1,515,295 Webuild SpA .................. 6,819,821
150,537,330
JAPAN — 11 .3%
82,400 77 Bank Ltd. (The) ............. 2,846,236
4,500 A&A Material Corp. ............ 36,259
378,034 ABC-Mart, Inc. ................ 7,074,293
4,400 Abist Co. Ltd. ................. 98,069
30 Activia Properties, Inc. REIT ...... 25,630
115,000 Adastria Co. Ltd. ............... 2,283,831
79,740 ADEKA Corp. ................ 1,573,693
24,200 Ad-sol Nissin Corp. ............. 215,060
7,900 Advanced Media, Inc. ........... 62,170
17,200 Adways, Inc. .................. 39,948
169,000 AEON Financial Service Co. Ltd. ... 1,519,736
1,369 AEON REIT Investment Corp. .... 1,167,162
4,300 AGS Corp. ................... 37,318
1,000 AI inside, Inc. (a) ............... 26,807
2,900 Aichi Financial Group, Inc. ....... 51,952
36,400 Aida Engineering Ltd. ........... 219,762
6,900 Ain Holdings, Inc. .............. 265,580
6,600 Aiphone Co. Ltd. .............. 124,269
19,900 Airtrip Corp. .................. 120,373
83,500 Aisan Industry Co. Ltd. .......... 923,123
52,900 Aisin Corp. ................... 731,079
48,200 Akatsuki, Inc. ................. 951,048
14,700 Akita Bank Ltd. (The) ........... 318,750
334,700 Alfresa Holdings Corp. .......... 4,858,507
10,700 Alpha Systems, Inc. ............. 253,849
26,400 AlphaPolis Co. Ltd. ............. 245,086
Shares Value
JAPAN (continued)
213,900 Alps Alpine Co. Ltd. ............ $ 2,266,119
489,900 ALSOK Co. Ltd. ............... 3,412,447
446,400 Amada Co. Ltd. ................ 5,033,574
28,400 Amano Corp. ................. 792,466
56,700 Amvis Holdings, Inc. ............ 193,749
32,300 ANA Holdings, Inc. ............ 598,925
38,526 Anest Iwata Corp. .............. 400,483
851,618 Anritsu Corp. ................. 9,179,342
2,900 AOI Electronics Co. Ltd. ......... 38,160
44,400 AOKI Holdings, Inc. ............ 504,671
19,800 Aoyama Trading Co. Ltd. ......... 300,355
58,920 ARE Holdings, Inc. ............. 694,518
5,100 Artience Co. Ltd. ............... 107,998
30,200 Artiza Networks, Inc. ............ 127,598
87,940 As One Corp. ................. 1,381,955
41,000 Asahi Diamond Industrial Co. Ltd. . 202,406
49,900 Asahi Group Holdings Ltd. ....... 633,035
54,300 Asahi Intecc Co. Ltd. ............ 845,022
21,300 Asahi Net, Inc. ................ 96,476
58,120 Asics Corp. ................... 1,366,360
1,500 ASKA Pharmaceutical Holdings Co.
Ltd. ..................... 24,507
55,262 ASKUL Corp. ................. 551,947
76,300 Atrae, Inc. .................... 387,396
15,400 Aucnet, Inc. .................. 171,975
53,996 Avant Group Corp. ............. 540,655
53,300 Avex, Inc. .................... 450,948
23,900 Awa Bank Ltd. (The) ............ 506,647
11,200 Axell Corp. ................... 71,908
71,200 Axial Retailing, Inc. ............. 538,803
290,600 Azbil Corp. ................... 2,715,484
38,700 Bandai Namco Holdings, Inc. ..... 1,251,439
35,200 Bando Chemical Industries Ltd. .... 419,086
10,700 Bank of Iwate Ltd. (The) ......... 249,453
2,800 Bank of Nagoya Ltd. (The) ........ 162,955
13,900 Bank of Saga Ltd. (The) .......... 251,800
71,700 BayCurrent, Inc. ............... 4,117,017
1,100 Belc Co. Ltd. .................. 52,625
363,400 BIPROGY, Inc. ................ 14,654,151
82,100 BML, Inc. .................... 1,906,640
137,100 Brother Industries Ltd. ........... 2,332,873
24,200 Buffalo, Inc. .................. 381,476
311,000 Bunka Shutter Co. Ltd. .......... 5,263,987
7,500 Business Brain Showa-Ota, Inc. .... 136,473
7,600 Business Engineering Corp. ....... 257,358
1,700 Canare Electric Co. Ltd. ......... 19,314
27,500 Capcom Co. Ltd. .............. 700,033
4,300 Career Design Center Co. Ltd. ..... 55,664
369,000 Casio Computer Co. Ltd. ........ 2,923,349
69,900 Central Glass Co. Ltd. ........... 1,509,885
30,152 Central Security Patrols Co. Ltd. ... 474,757
27,200 Chiyoda Corp. (a) .............. 64,625
13,300 Chugin Financial Group, Inc. ..... 172,671

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
146,300 Citizen Watch Co. Ltd. .......... $ 878,153
24,100 CKD Corp. ................... 430,263
392 Cleanup Corp. ................ 1,880
229,400 Coca-Cola Bottlers Japan Holdings,
Inc. ..................... 3,507,605
155,500 COLOPL, Inc. ................ 538,890
542 Comforia Residential REIT, Inc. ... 1,064,623
204,500 Computer Engineering & Consulting
Ltd. ..................... 3,026,303
37,700 COMSYS Holdings Corp. ........ 864,268
72,240 Concordia Financial Group Ltd. .... 479,040
20,680 Cosmos Pharmaceutical Corp. ..... 1,284,672
256,420 Credit Saison Co. Ltd. ........... 6,765,265
49,600 Creek & River Co. Ltd. .......... 491,338
93,100 Cresco Ltd. ................... 1,056,401
19,400 CTS Co. Ltd. ................. 112,331
12,300 Curves Holdings Co. Ltd. ........ 60,747
691,100 CyberAgent, Inc. ............... 6,921,603
21,800 Cybozu, Inc. .................. 574,893
43,000 Dai Nippon Printing Co. Ltd. ..... 662,177
112,900 Daicel Corp. .................. 971,174
87,200 Daido Steel Co. Ltd. ............ 671,478
26,100 Daifuku Co. Ltd. ............... 660,753
3,300 Daihen Corp. ................. 155,820
5,900 Dai-Ichi Cutter Kogyo KK ........ 52,379
862,876 Dai-ichi Life Holdings, Inc. ....... 6,827,232
51,100 Daiken Medical Co. Ltd. ......... 148,503
88,620 Daito Pharmaceutical Co. Ltd. ..... 708,267
6,050 Daito Trust Construction Co. Ltd. .. 619,385
21,000 Daitron Co. Ltd. ............... 511,887
4,030 Daiwa House REIT Investment Corp. 6,739,465
512 Daiwa Office Investment Corp. REIT 1,189,519
58,200 Denka Co. Ltd. ................ 820,639
47,520 Dentsu Soken, Inc. ............. 2,087,227
117,700 Doshisha Co. Ltd. .............. 1,963,335
7,300 Double Standard, Inc. ........... 76,823
41,300 Doutor Nichires Holdings Co. Ltd. . 686,005
32,180 Dowa Holdings Co. Ltd. ......... 1,050,909
22,800 DTS Corp. ................... 756,457
58,000 Duskin Co. Ltd. ............... 1,531,263
27,900 Ehime Bank Ltd. (The) .......... 199,859
163,200 Elecom Co. Ltd. ............... 2,110,839
43,500 Electric Power Development Co. Ltd. 752,795
123,300 en Japan, Inc. ................. 1,431,503
2,900 Endo Lighting Corp. ............ 45,827
120,000 ENEOS Holdings, Inc. .......... 629,836
40,600 Enigmo, Inc. .................. 76,000
4,300 eSOL Co. Ltd. ................ 15,562
205,680 EXEO Group, Inc. ............. 2,701,625
7,200 FALCO HOLDINGS Co. Ltd. .... 114,414
12,100 Fast Fitness Japan, Inc. ........... 122,151
12,843 Ferrotec Corp. ................. 308,032
77,180 Financial Partners Group Co. Ltd. .. 1,239,178
Shares Value
JAPAN (continued)
23,400 Food & Life Cos. Ltd. ........... $ 1,178,575
29,500 Forum Engineering, Inc. ......... 238,058
6,200 Foster Electric Co. Ltd. .......... 77,380
34,600 Freee KK (a) ................... 929,994
2,610 Frontier Real Estate Investment Corp.
REIT ................... 1,488,716
88,600 Fuji Corp. .................... 1,662,668
3,200 Fuji Seal International, Inc. ....... 58,789
58,000 Fujimi, Inc. ................... 864,876
3,030 Fujisash Co. Ltd. ............... 14,404
37,300 Fujitec Co. Ltd. ................ 1,380,682
33,900 Fujitsu General Ltd. ............. 628,860
5,500 Fukuda Denshi Co. Ltd. ......... 255,984
81,253 Fukui Computer Holdings, Inc. .... 1,640,958
35,900 Fukuoka Financial Group, Inc. ..... 978,887
9,800 Fukuyama Transporting Co. Ltd. ... 233,328
136,300 FULLCAST Holdings Co. Ltd. .... 1,503,386
19,920 Furukawa Electric Co. Ltd. ....... 1,203,203
6,300 Furuno Electric Co. Ltd. ......... 181,713
23,200 Furyu Corp. .................. 161,802
27,400 Fuso Chemical Co. Ltd. .......... 776,367
4,400 Fuso Pharmaceutical Industries Ltd. . 64,474
171,560 Future Corp. .................. 2,681,384
17,820 Fuyo General Lease Co. Ltd. ...... 481,364
76,500 Gakken Holdings Co. Ltd. ........ 485,620
16,100 Gakujo Co. Ltd. ............... 198,319
1,200 Galilei Co. Ltd. ................ 26,323
11,051 Gecoss Corp. .................. 95,260
1,475 Global One Real Estate Investment
Corp. REIT ............... 1,394,610
204,300 Glory Ltd. .................... 5,253,355
4,426 GLP J-Reit ................... 3,878,528
3,700 GMO GlobalSign Holdings KK .... 56,123
2,600 GMO Payment Gateway, Inc. ..... 144,905
7,000 Goldwin, Inc. ................. 360,435
4,400 GREE Holdings, Inc. ........... 14,385
370,980 GungHo Online Entertainment, Inc. 7,101,976
1,100 Gunze Ltd. ................... 27,871
69,400 H2O Retailing Corp. ............ 917,055
96,500 Hachijuni Bank Ltd. (The) ........ 868,177
85,200 Hakuhodo DY Holdings, Inc. ..... 670,476
100 Hamakyorex Co. Ltd. ........... 968
120,600 Hamamatsu Photonics KK ........ 1,471,934
68,780 Hanwa Co. Ltd. ............... 2,770,765
26,000 Happinet Corp. ................ 977,028
75,400 Heiwa Corp. .................. 1,044,633
750 Heiwa Real Estate REIT, Inc. ...... 703,182
11,800 Hirogin Holdings, Inc. .......... 102,929
16,200 Hirose Electric Co. Ltd. .......... 2,034,155
103,900 Hisamitsu Pharmaceutical Co., Inc. . 2,796,994
23,500 Hitachi Construction Machinery Co.
Ltd. ..................... 680,607
17,411 Hito Communications Holdings, Inc. 131,168

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
84,100 Hokuhoku Financial Group, Inc. ... $ 1,776,398
166,740 Horiba Ltd. ................... 12,262,607
15,400 Hoshizaki Corp. ............... 527,339
14,500 Hosokawa Micron Corp. ......... 517,785
5,100 House Foods Group, Inc. ......... 94,312
33,300 Hyakugo Bank Ltd. (The) ........ 164,705
46,800 Hyakujushi Bank Ltd. (The) ....... 1,539,276
58,900 IBJ, Inc. ..................... 337,433
1,800 Ichiken Co. Ltd. ............... 37,248
32,300 Ichikoh Industries Ltd. .......... 81,578
210,545 Idemitsu Kosan Co. Ltd. ......... 1,353,513
16,450 IHI Corp. .................... 1,831,819
740,283 Inpex Corp. ................... 10,540,712
259,300 Internet Initiative Japan, Inc. ...... 4,775,406
2,800 Iriso Electronics Co. Ltd. ......... 53,790
17,000 ISB Corp. .................... 169,273
142,100 Isetan Mitsukoshi Holdings Ltd. ... 2,008,225
85,518 Isuzu Motors Ltd. .............. 1,096,000
62,400 Itfor, Inc. .................... 628,292
85,300 Ito En Ltd. ................... 1,852,609
120,500 Itoki Corp. ................... 1,844,192
62,300 Iwatani Corp. ................. 655,296
603,762 Iyogin Holdings, Inc. ............ 7,015,974
38,400 Izumi Co. Ltd. ................ 808,382
98,900 J Trust Co. Ltd. ................ 290,612
371,200 JAC Recruitment Co. Ltd. ........ 2,597,893
43,500 JAFCO Group Co. Ltd. .......... 714,815
580,900 Japan Airlines Co. Ltd. .......... 11,535,223
21,600 Japan Airport Terminal Co. Ltd. .... 655,984
477,817 Japan Aviation Electronics Industry
Ltd. ..................... 7,658,080
1,386 Japan Excellent, Inc. REIT ........ 1,282,268
334 Japan Infrastructure Fund Investment
Corp. - Units .............. 103,621
181,600 Japan Lifeline Co. Ltd. ........... 1,735,133
1,075 Japan Logistics Fund, Inc. REIT ... 667,284
17,300 Japan Material Co. Ltd. .......... 157,677
18,000 Japan Medical Dynamic Marketing,
Inc. ..................... 62,569
3,926 Japan Metropolitan Fund Invest REIT 2,855,471
43,200 Japan Post Insurance Co. Ltd. ..... 1,106,119
1,548 Japan Real Estate Investment Corp.
REIT ................... 1,255,592
94,700 Japan System Techniques Co. Ltd. .. 1,168,998
161,664 JBCC Holdings, Inc. ............ 1,389,408
120,100 Jeol Ltd. ..................... 3,435,975
113,580 JFE Holdings, Inc. .............. 1,314,469
399,800 JGC Holdings Corp. ............ 3,574,394
17,800 JINS Holdings, Inc. ............. 943,784
3,200 JK Holdings Co. Ltd. ........... 25,660
15,600 JSB Co. Ltd. .................. 403,659
30,200 JTEKT Corp. ................. 260,984
34,000 Juroku Financial Group, Inc. ...... 1,172,583
Shares Value
JAPAN (continued)
79,920 Justsystems Corp. .............. $ 2,012,633
144,400 JVCKenwood Corp. ............ 1,141,903
33,780 Kajima Corp. ................. 846,211
232,600 Kakaku.com, Inc. .............. 3,953,382
23,800 Kamakura Shinsho Ltd. .......... 87,456
12,600 Kamei Corp. .................. 213,409
146,200 Kamigumi Co. Ltd. ............. 4,108,728
6,316 Kanaden Corp. ................ 79,031
100,600 Kanadevia Corp. ............... 678,963
217,900 Kanamoto Co. Ltd. ............. 4,887,073
72,500 Kaneka Corp. ................. 2,052,236
7,500 Kanematsu Corp. .............. 140,911
11,400 Kansai Paint Co. Ltd. ........... 161,423
19,300 Katitas Co. Ltd. ................ 323,626
42,600 Kawasaki Kisen Kaisha Ltd. ....... 601,805
1,646 KDX Realty Investment Corp. REIT 1,768,895
28,400 Keihan Holdings Co. Ltd. ........ 582,549
7,100 Keiyo Bank Ltd. (The) ........... 53,349
11,800 Kenko Mayonnaise Co. Ltd. ...... 146,069
67,740 Kewpie Corp. ................. 1,851,194
64,000 Kikkoman Corp. ............... 562,238
18,800 Kimura Unity Co. Ltd. .......... 102,997
35,640 Kinden Corp. ................. 1,122,186
57,200 Kissei Pharmaceutical Co. Ltd. ..... 1,685,206
2,554 Kitagawa Corp. ................ 24,089
1,800 Kita-Nippon Bank Ltd. (The) ...... 40,327
110,850 Kitz Corp. .................... 929,783
45,500 KNT-CT Holdings Co. Ltd. (a) .... 312,598
10,560 Kobayashi Pharmaceutical Co. Ltd. . 371,369
74,760 Kobe Steel Ltd. ................ 821,396
89,460 Koei Tecmo Holdings Co. Ltd. ..... 1,171,390
164,600 Koito Manufacturing Co. Ltd. ..... 2,104,713
35,700 Kokusai Electric Corp. ........... 787,946
59,200 Kokuyo Co. Ltd. ............... 348,792
344,819 Komatsu Ltd. ................. 11,109,344
14,200 Komeri Co. Ltd. ............... 292,525
100,700 Komori Corp. ................. 969,504
11,110 Konami Group Corp. ........... 1,508,281
888,800 Konica Minolta, Inc. (a) .......... 2,889,573
9,500 Konishi Co. Ltd. ............... 76,473
2,800 Kose Corp. ................... 107,455
56,440 K's Holdings Corp. ............. 564,586
431,437 Kuraray Co. Ltd. ............... 5,334,062
37,460 Kurita Water Industries Ltd. ....... 1,443,981
8,200 Kuriyama Holdings Corp. ........ 83,253
2,100 Kushikatsu Tanaka Holdings Co. ... 27,023
13,700 Kyodo Printing Co. Ltd. ......... 125,837
119,300 Kyoto Financial Group, Inc. ....... 2,158,225
62,260 Kyowa Kirin Co. Ltd. ........... 1,062,755
59,500 Kyushu Financial Group, Inc. ..... 303,857
25,400 Kyushu Railway Co. ............ 614,241
50,600 Life Corp. .................... 808,709
203,400 LIFULL Co. Ltd. .............. 268,516

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
28,000 Lintec Corp. .................. $ 561,421
188,800 Lion Corp. ................... 1,839,434
73,700 Lixil Corp. ................... 853,823
869 Look Holdings, Inc. ............. 13,951
70,700 M&A Capital Partners Co. Ltd. .... 1,377,881
56,240 Mabuchi Motor Co. Ltd. ......... 813,139
234,119 Makita Corp. ................. 7,247,886
58,800 Marui Group Co. Ltd. ........... 1,197,521
210,700 Marvelous, Inc. ................ 756,381
41,695 Matching Service Japan Co. Ltd. ... 265,454
75,900 Max Co. Ltd. ................. 2,542,834
36,200 Maxell Ltd. ................... 481,076
2,969,194 Mazda Motor Corp. ............ 17,804,780
45,200 McDonald's Holdings Co. Japan Ltd. 1,804,984
355,800 Mebuki Financial Group, Inc. ..... 1,929,169
10,300 Media Do Co. Ltd. ............. 119,399
100,600 Medipal Holdings Corp. ......... 1,665,694
32,100 Megmilk Snow Brand Co. Ltd. .... 606,633
82,500 Meidensha Corp. ............... 3,107,076
363,280 MEITEC Group Holdings, Inc. .... 7,598,948
77,700 Micronics Japan Co. Ltd. ......... 2,830,849
38,080 Milbon Co. Ltd. ............... 642,186
151,980 Mirait one Corp. ............... 2,719,353
23,900 Miroku Jyoho Service Co. Ltd. ..... 298,187
304,700 MISUMI Group, Inc. ........... 4,387,690
62,906 Mito Securities Co. Ltd. .......... 217,206
121,000 Mitsubishi Chemical Group Corp. .. 659,060
42,900 Mitsubishi Estate Co. Ltd. ........ 803,192
284,700 Mitsubishi Logistics Corp. ........ 2,433,729
7,300 Mitsubishi Pencil Co. Ltd. ........ 100,081
24,800 Mitsubishi Research Institute, Inc. .. 776,493
60,300 Mitsui Chemicals, Inc. ........... 1,346,088
36,960 Mitsui Mining & Smelting Co. Ltd. . 1,563,248
134,709 Mitsui OSK Lines Ltd. .......... 4,527,882
129,380 Miura Co. Ltd. ................ 2,579,753
145,400 Mixi, Inc. .................... 3,327,441
279,750 Mizuno Corp. ................. 5,095,966
2,800 Mochida Pharmaceutical Co. Ltd. .. 57,187
35,500 MonotaRO Co. Ltd. ............ 632,146
59,700 Morinaga & Co. Ltd. ............ 952,987
14,300 Moriroku Co. Ltd. .............. 229,290
7,500 Morita Holdings Corp. .......... 113,954
11,000 Musashino Bank Ltd. (The) ....... 271,245
93,000 Nabtesco Corp. ................ 1,710,873
89,200 Nagase & Co. Ltd. ............. 1,757,924
46,660 Nakanishi, Inc. ................ 600,624
3,400 Nanyo Corp. .................. 29,889
107,795 NEC Corp. ................... 3,095,429
3,000 NEOJAPAN, Inc. .............. 34,826
254,700 NGK Insulators Ltd. ............ 3,224,562
9,800 NH Foods Ltd. ................ 329,244
56,900 NHK Spring Co. Ltd. ........... 640,674
5,508 Nichia Steel Works Ltd. .......... 11,669
Shares Value
JAPAN (continued)
7,400 Nifco, Inc. ................... $ 180,560
20,300 Nihon Falcom Corp. ............ 156,305
166,100 Nihon Kohden Corp. ........... 1,826,860
319,300 Nihon M&A Center Holdings, Inc. . 1,596,251
11,800 Nihon Trim Co. Ltd. ............ 355,419
451,100 Nikon Corp. .................. 4,380,946
1,185 Nippon Accommodations Fund, Inc.
REIT ................... 928,390
1,890 Nippon Building Fund, Inc. REIT .. 1,733,751
7,800 Nippon Carbide Industries Co., Inc. 97,960
410,900 Nippon Express Holdings, Inc. ..... 9,026,222
690,656 Nippon Kayaku Co. Ltd. ......... 6,449,312
59,400 Nippon Light Metal Holdings Co.
Ltd. ..................... 689,275
12,791 Nippon Prologis REIT, Inc. ....... 6,902,824
490 NIPPON REIT Investment Corp. .. 306,743
14,400 Nippon Seiki Co. Ltd. ........... 147,540
132,400 Nippon Shinyaku Co. Ltd. ........ 2,850,710
47,900 Nippon Shokubai Co. Ltd. ....... 544,574
115,823 Nippon Steel Corp. ............. 2,230,522
29,900 Nippon Television Holdings, Inc. ... 646,677
31,760 Nippon Yusen KK .............. 1,113,817
115,360 Nipro Corp. .................. 1,062,205
7,000 Nishi-Nippon Financial Holdings, Inc. 110,570
19,900 Nishio Holdings Co. Ltd. ........ 555,433
37,400 Nissan Chemical Corp. .......... 1,219,194
7,800 Nissei ASB Machine Co. Ltd. ...... 336,557
311,200 Nisshin Seifun Group, Inc. ....... 3,607,376
317,400 Nisshinbo Holdings, Inc. ......... 2,016,770
60,000 Nisso Holdings Co. Ltd. ......... 263,414
5,800 Nitta Corp. ................... 158,498
51,600 Nitto Denko Corp. ............. 1,067,806
133,400 Nitto Kogyo Corp. ............. 2,947,687
15,628 Nitto Seiko Co. Ltd. ............ 64,959
52,700 Nittoc Construction Co. Ltd. ...... 414,627
82,620 NOF Corp. ................... 1,644,545
174,140 Nomura Holdings, Inc. .......... 1,150,421
1,393 Nomura Real Estate Master Fund, Inc.
REIT ................... 1,467,089
26,100 Nomura Research Institute Ltd. .... 1,032,789
70,400 Noritz Corp. .................. 893,254
49,900 North Pacific Bank Ltd. .......... 214,711
118,000 NS Solutions Corp. ............. 2,767,621
32,500 NS Tool Co. Ltd. ............... 167,008
274,342 NSD Co. Ltd. ................. 6,561,742
253,600 NSK Ltd. .................... 1,213,614
2,061 NSW, Inc. .................... 35,311
726 NTT UD REIT Investment Corp. .. 625,417
75,400 OBIC Business Consultants Co. Ltd. 4,348,691
21,300 Obic Co. Ltd. ................. 758,335
29,800 Ogaki Kyoritsu Bank Ltd. (The) .... 561,247
1,000 Ohsho Food Service Corp. ........ 24,741
7,100 Oita Bank Ltd. (The) ............ 222,305

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
150,400 Oji Holdings Corp. ............. $ 733,029
40,300 Okabe Co. Ltd. ................ 232,396
156,700 Okamura Corp. ................ 2,469,972
88,800 Oki Electric Industry Co. Ltd. ..... 924,010
2,000 Okinawa Cellular Telephone Co. ... 67,904
1,600 Okinawa Financial Group, Inc. .... 36,244
60,500 OKUMA Corp. ................ 1,645,980
46,500 Olympus Corp. ................ 555,538
14,700 Ono Pharmaceutical Co. Ltd. ...... 164,387
2,500 Open House Group Co. Ltd. ...... 110,551
5,300 OpenWork, Inc. (a) ............. 36,389
31,100 Optim Corp. (a) ................ 108,715
14,340 Oracle Corp. Japan ............. 1,550,791
3,600 Oricon, Inc. .................. 18,473
799 Orix JREIT, Inc. ............... 1,044,478
71,900 Osaki Electric Co. Ltd. .......... 498,766
106,640 OSG Corp. ................... 1,379,850
147,800 PAL GROUP Holdings Co. Ltd. ... 4,836,001
40,600 PALTAC Corp. ................ 1,161,851
42,140 Pan Pacific International Holdings
Corp. ................... 1,409,847
7,200 PAPYLESS Co. Ltd. ............ 41,681
2,000 Paramount Bed Holdings Co. Ltd. .. 32,815
10,300 Paris Miki Holdings, Inc. ......... 20,053
2,592,800 Persol Holdings Co. Ltd. ......... 4,956,005
10,300 Pigeon Corp. .................. 113,865
42,400 Pilot Corp. ................... 1,234,441
59,800 Pole To Win Holdings, Inc. ....... 143,273
2,900 PR Times, Corp. ............... 55,199
172,200 Prestige International, Inc. ........ 749,184
40,700 Pronexus, Inc. ................. 305,578
22,200 Raito Kogyo Co. Ltd. ........... 458,698
145,900 Rakus Co. Ltd. ................ 2,237,752
144,700 Relo Group, Inc. ............... 1,661,620
398,200 Resorttrust, Inc. ................ 4,932,691
8,348 Rheon Automatic Machinery Co. Ltd. 76,394
57,000 Ricoh Co. Ltd. ................ 499,804
95,800 Riken Technos Corp. ............ 737,886
46,500 Riken Vitamin Co. Ltd. .......... 887,359
440,338 Rinnai Corp. .................. 10,868,403
9,800 Rion Co. Ltd. ................. 167,245
44,800 Rohm Co. Ltd. ................ 563,758
186,900 Rohto Pharmaceutical Co. Ltd. .... 2,667,829
108,600 Ryohin Keikaku Co. Ltd. ......... 5,084,411
38,200 Sac's Bar Holdings, Inc. .......... 205,793
100 Saison Technology Co. Ltd. ....... 1,268
6,000 Sakai Heavy Industries Ltd. ....... 82,954
80,846 Sakata Seed Corp. .............. 1,817,852
84,500 Sangetsu Corp. ................ 1,681,724
5,300 San-In Godo Bank Ltd. (The) ..... 44,629
4,300 Sanko Metal Industrial Co. Ltd. .... 203,738
462,834 Sankyo Co. Ltd. ............... 8,636,620
65,040 Sankyu, Inc. .................. 3,828,737
Shares Value
JAPAN (continued)
220,400 Sansan, Inc. (a) ................. $ 2,788,702
56,500 Sansha Electric Manufacturing Co.
Ltd. ..................... 319,619
1,461,507 Santen Pharmaceutical Co. Ltd. .... 16,148,071
353,140 Sanwa Holdings Corp. ........... 9,634,304
113,800 Sato Corp. .................... 1,609,448
110,327 SCREEN Holdings Co. Ltd. ...... 8,606,598
31,000 Scroll Corp. ................... 223,943
18,000 Secom Co. Ltd. ................ 646,438
77,700 Sega Sammy Holdings, Inc. ....... 1,588,363
27,000 Seibu Holdings, Inc. ............ 754,508
125,200 Seikagaku Corp. ............... 534,661
187,700 Seiko Epson Corp. .............. 2,381,595
36,900 Seiko Group Corp. ............. 1,025,777
28,200 Sekisui House Ltd. ............. 591,546
4,103 Sekisui House Reit, Inc. .......... 2,131,485
32,000 Sekisui Kasei Co. Ltd. ........... 73,847
1,000 SEMITEC Corp. ............... 15,640
19,200 SERAKU Co. Ltd. .............. 207,865
18,800 Seria Co. Ltd. ................. 346,232
7,000 Serverworks Co. Ltd. (a) .......... 100,783
100,040 SG Holdings Co. Ltd. ........... 1,109,885
33,500 Shibaura Machine Co. Ltd. ....... 862,217
10,500 Shibaura Mechatronics Corp. ...... 738,933
585,000 SHIFT, Inc. (a) ................ 6,139,257
26,200 Shikoku Bank Ltd. (The) ......... 216,702
77,900 Shikoku Electric Power Co., Inc. ... 648,227
5,900 Shimadaya Corp. ............... 74,663
89,700 Shimamura Co. Ltd. ............ 6,494,867
47,300 Shindengen Electric Manufacturing
Co. Ltd. ................. 812,180
15,500 Shin-Etsu Polymer Co. Ltd. ....... 183,015
28,600 Shinnihonseiyaku Co. Ltd. ........ 427,290
41,000 Shionogi & Co. Ltd. ............ 685,697
371,437 Ship Healthcare Holdings, Inc. ..... 5,183,098
466,200 Shizuoka Financial Group, Inc. .... 5,514,303
21,000 SHO-BOND Holdings Co. Ltd. ... 670,529
69,940 Shoei Co. Ltd. ................. 837,459
3,400 Sigma Koki Co. Ltd. ............ 29,994
10,512 Sinfonia Technology Co. Ltd. ...... 660,203
262,900 SKY Perfect JSAT Holdings, Inc. ... 2,489,731
2,900 SMK Corp. ................... 42,156
354,920 SMS Co. Ltd. ................. 3,553,070
577,300 Socionext, Inc. ................ 10,879,114
122,900 Sodick Co. Ltd. ................ 725,190
15,800 Softcreate Holdings Corp. ........ 234,272
103,713 Soliton Systems KK ............. 943,223
2,200 Solvvy, Inc. ................... 26,217
112,700 Square Enix Holdings Co. Ltd. ..... 7,619,215
134,500 Star Micronics Co. Ltd. .......... 1,546,732
6,100 Startia Holdings, Inc. ............ 106,453
124,600 Starts Corp., Inc. ............... 3,767,579
6,300 Step Co. Ltd. .................. 96,915

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
483,057 Subaru Corp. ................. $ 8,886,231
149,540 Sugi Holdings Co. Ltd. .......... 3,619,037
107,800 SUMCO Corp. ................ 843,082
53,500 Sumitomo Bakelite Co. Ltd. ....... 1,551,447
1,906,600 Sumitomo Chemical Co. Ltd. ..... 4,768,578
21,500 Sumitomo Densetsu Co. Ltd. ...... 934,323
61,400 Sumitomo Electric Industries Ltd. .. 1,523,623
152,100 Sumitomo Heavy Industries Ltd. ... 3,368,489
350,329 Sumitomo Mitsui Trust Group, Inc. . 9,183,792
420,000 Sumitomo Pharma Co. Ltd. (a) ..... 3,613,487
17,700 Sumitomo Realty & Development Co.
Ltd. ..................... 646,566
55,600 Sumitomo Warehouse Co. Ltd. (The) 1,153,211
262,900 Sun Frontier Fudousan Co. Ltd. .... 3,680,703
119,100 Sundrug Co. Ltd. .............. 3,530,009
415,833 Suzuken Co. Ltd. .............. 15,717,324
9,100 System Support Holdings, Inc. ..... 161,717
712,500 Systena Corp. ................. 1,887,397
84,300 Tadano Ltd. .................. 606,524
24,800 Taiheiyo Cement Corp. .......... 606,034
14,300 Takaoka Toko Co. Ltd. .......... 273,420
25,500 Takara & Co. Ltd. .............. 599,100
126,560 Takara Holdings, Inc. ........... 1,065,406
101,300 Takara Standard Co. Ltd. ......... 1,732,022
14,600 Takasago International Corp. ...... 699,952
246,600 Takashimaya Co. Ltd. ........... 1,905,777
49,640 Takeuchi Manufacturing Co. Ltd. .. 1,774,436
932,000 Tamron Co. Ltd. ............... 5,600,687
3,300 Tazmo Co. Ltd. ................ 48,714
164,200 TDK Corp. ................... 2,000,439
116,480 TechMatrix Corp. .............. 1,657,098
1,100 Techno Medica Co. Ltd. ......... 13,644
145,160 TechnoPro Holdings, Inc. ........ 4,597,247
16,900 Temairazu, Inc. ................ 335,077
5,000 Terasaki Electric Co. Ltd. ......... 126,866
74,048 TIS, Inc. ..................... 2,362,273
11,500 Toa Corp. .................... 79,530
160,700 Tobu Railway Co. Ltd. ........... 2,735,407
5,900 Tocalo Co. Ltd. ................ 78,949
125,265 Tochigi Bank Ltd. (The) .......... 368,036
34,700 Toho Gas Co. Ltd. .............. 968,970
92,700 Toho Holdings Co. Ltd. .......... 3,128,394
337,600 Tohoku Electric Power Co., Inc. .... 2,368,498
24,000 Tokai Corp. ................... 334,894
430,191 Tokai Rika Co. Ltd. ............. 6,887,732
336,659 Tokuyama Corp. ............... 7,209,445
2,058,000 Tokyo Electric Power Co. Holdings,
Inc. (a) ................... 7,792,707
431,537 Tokyo Gas Co. Ltd. ............. 14,451,569
11,800 Tokyo Individualized Educational
Institute, Inc. .............. 28,427
3,900 Tokyo Kiraboshi Financial Group, Inc. 168,151
880 Tokyo Ohka Kogyo Co. Ltd. ...... 24,103
Shares Value
JAPAN (continued)
92,900 Tokyo Seimitsu Co. Ltd. ......... $ 5,779,282
64,446 Tokyo Tatemono Co. Ltd. ........ 1,078,496
33,360 Tokyotokeiba Co. Ltd. ........... 1,149,653
53,600 Tokyu Corp. .................. 603,360
235,886 Tokyu Fudosan Holdings Corp. .... 1,663,387
1,196 Tokyu REIT, Inc. .............. 1,555,162
73,900 Toli Corp. .................... 275,317
104,085 TOMONY Holdings, Inc. ........ 420,749
9,490 Tomy Co. Ltd. ................ 200,550
88,100 Tosei Corp. ................... 1,698,789
99,655 Toshiba TEC Corp. ............. 1,992,268
19,300 Tosho Co. Ltd. ................ 86,938
9,400 Tosoh Corp. .................. 141,512
118,900 TOTO Ltd. ................... 3,026,743
36,400 Towa Bank Ltd. (The) ........... 184,831
126,900 Towa Pharmaceutical Co. Ltd. ..... 2,753,113
6,600 Toyo Denki Seizo KK ........... 84,904
113,020 Toyo Seikan Group Holdings Ltd. .. 2,340,735
8,880 Toyo Suisan Kaisha Ltd. .......... 567,331
65,140 Toyo Tire Corp. ................ 1,379,734
2,200 Toyokumo, Inc. ................ 49,671
117,200 Transcosmos, Inc. .............. 2,791,534
9,283 Trend Micro, Inc. .............. 566,063
2,900 Trinity Industrial Corp. .......... 21,924
16,800 Trusco Nakayama Corp. ......... 244,678
21,600 TS Tech Co. Ltd. ............... 259,356
356,100 Tsubakimoto Chain Co. ......... 4,998,160
95,720 Tsugami Corp. ................ 1,318,280
28,600 Tsuruha Holdings, Inc. .......... 2,105,093
4,700 TV Asahi Holdings Corp. ........ 88,311
39,400 UACJ Corp. .................. 1,550,465
31,600 Ubicom Holdings, Inc. .......... 214,381
9,100 Uchida Yoko Co. Ltd. ........... 622,750
99,000 Ulvac, Inc. ................... 3,636,465
43,700 United Arrows Ltd. ............. 634,191
59,400 UNITED, Inc. ................ 225,551
5,400 Univance Corp. ................ 18,083
3,200 Ushio, Inc. ................... 39,251
1,067,827 USS Co. Ltd. ................. 11,606,097
11,000 Valor Holdings Co. Ltd. ......... 194,270
68,100 ValueCommerce Co. Ltd. ........ 363,665
84,100 Vector, Inc. ................... 616,030
56,400 Visional, Inc. (a) ................ 4,408,536
56,200 Vital KSK Holdings, Inc. ......... 472,819
467,040 Wacom Co. Ltd. ............... 2,010,976
3,100 Wadakohsan Corp. ............. 31,821
2,300 Waseda Academy Co. Ltd. ........ 39,300
27,800 WDB Holdings Co. Ltd. ......... 315,387
30,700 West Japan Railway Co. .......... 672,153
45,720 Workman Co. Ltd. ............. 1,956,964
33,800 Wowow, Inc. .................. 324,433
103,900 Xebio Holdings Co. Ltd. ......... 768,067
30,400 Yakult Honsha Co. Ltd. .......... 489,061

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
JAPAN (continued)
135,700 YAMABIKO Corp. ............. $ 1,971,210
23,700 Yamaguchi Financial Group, Inc. ... 268,255
290,900 Yamaha Corp. ................. 2,096,549
7,500 Yamanashi Chuo Bank Ltd. (The) ... 139,020
12,000 Yamato Kogyo Co. Ltd. .......... 673,363
3,500 Yamaya Corp. ................. 61,026
77,600 Yamazaki Baking Co. Ltd. ........ 1,657,718
4,500 Yaoko Co. Ltd. ................ 291,228
134,400 Yaskawa Electric Corp. ........... 2,811,081
87,500 Yodogawa Steel Works Ltd. ....... 673,522
30,300 Yokogawa Electric Corp. ......... 807,619
27,046 Yokohama Rubber Co. Ltd. (The) ... 773,297
3,000 Yokowo Co. Ltd. ............... 31,124
20,100 Yushin Co. ................... 83,775
18,900 Zacros Corp. .................. 492,525
201,880 Zenkoku Hosho Co. Ltd. ......... 4,307,142
77,500 Zenrin Co. Ltd. ................ 566,458
235,160 Zeon Corp. ................... 2,495,871
25,400 ZERIA Pharmaceutical Co. Ltd. .... 350,465
216,500 ZIGExN Co. Ltd. .............. 726,017
109,080 ZOZO, Inc. .................. 1,079,824
13,100 Zuken, Inc. ................... 503,833
979,813,225
LUXEMBOURG — 0 .0%
13,140 Befesa SA (b) (c) ................ 394,015
31,200 RTL Group SA ................ 1,229,812
64,500 Tenaris SA .................... 1,126,504
2,750,331
MACAU — 0 .0%
265,100 Sands China Ltd. ............... 641,746
MALAYSIA — 0 .0%
21,673,800 Top Glove Corp. Bhd (a) ......... 3,470,064
MEXICO — 0 .1%
250,861 Industrias Penoles SAB de CV (a) ... 6,588,343
NETHERLANDS — 1 .1%
440,118 ABN AMRO Bank NV (b) (c) ...... 12,723,135
3,536 Acomo NV ................... 89,701
22,291 ASM International NV .......... 10,790,128
141,040 ASR Nederland NV ............. 9,368,434
54,600 Corbion NV .................. 1,036,190
28,784 Eurocommercial Properties NV REIT 878,576
9,010 Euronext NV (c) ............... 1,452,314
55,262 Flow Traders Ltd. (a) ............ 1,655,202
34,361 ForFarmers NV ................ 147,712
302,026 Koninklijke Ahold Delhaize NV .... 11,928,956
463,732 Koninklijke BAM Groep NV ...... 4,048,495
210,823 Koninklijke Heijmans NV ........ 13,437,184
213,700 Koninklijke KPN NV ........... 954,705
29,320 Koninklijke Vopak NV .......... 1,400,646
147,212 NN Group NV ................ 9,912,622
Shares Value
NETHERLANDS (continued)
29,735 NSI NV REIT ................ $ 730,073
43,183 QIAGEN NV ................. 2,141,275
6,135 QIAGEN NV ................. 302,701
27,398 Randstad NV ................. 1,302,213
11,830 SBM Offshore NV ............. 308,518
74,806 Signify NV (b) (c) ............... 1,789,554
166,287 TomTom NV (a) ............... 1,001,151
94,028 Van Lanschot Kempen NV ....... 6,124,553
214,984 Wereldhave NV REIT ........... 4,400,344
97,924,382
NEW ZEALAND — 0 .1%
2,109,379 a2 Milk Co. Ltd. (The) .......... 10,927,017
269,484 Air New Zealand Ltd. ........... 92,011
3,891 Freightways Group Ltd. .......... 25,528
43,733 Genesis Energy Ltd. ............. 61,304
1,521 Mainfreight Ltd. ............... 53,019
27,034 NZX Ltd. .................... 24,354
39,148 SKY Network Television Ltd. ...... 71,268
801,689 Spark New Zealand Ltd. ......... 1,146,315
50,054 Stride Property Group ........... 36,521
7,554 Vista Group International Ltd. (a) ... 15,629
12,452,966
NORWAY — 0 .9%
240,847 ABG Sundal Collier Holding ASA .. 163,117
37,623 AF Gruppen ASA .............. 572,706
550,526 Aker BP ASA .................. 13,243,803
1,433,201 Aker Solutions ASA ............. 4,238,982
68,681 Atea ASA .................... 946,584
5,549 Bonheur ASA ................. 128,328
14,404 Bouvet ASA .................. 104,801
35,354 BW Offshore Ltd. .............. 119,058
3,378,821 DNO ASA ................... 4,614,114
43,500 Elmera Group ASA (b) (c) ......... 143,154
13,307 Entra ASA (a) (b) (c) ............. 163,405
1,645 FLEX LNG Ltd. ............... 40,911
168,826 Gjensidige Forsikring ASA ........ 4,440,738
19,235 Kitron ASA ................... 116,991
22,195 Kongsberg Gruppen ASA ......... 663,256
1,028,795 Leroy Seafood Group ASA ........ 4,680,057
554,293 Mowi ASA ................... 10,325,088
587,079 MPC Container Ships ASA ....... 1,079,517
23,852 NORBIT ASA ................ 473,995
404,645 Norconsult Norge AS ........... 1,696,253
271,344 Nordic Semiconductor ASA (a) ..... 3,688,940
1,664,460 Norwegian Air Shuttle ASA (a) ..... 2,722,508
140,945 Odfjell Drilling Ltd. ............ 1,001,484
80,152 OKEA ASA (a) ................. 135,177
833 Olav Thon Eiendomsselskap ASA ... 23,719
90,020 Opera Ltd. - ADR .............. 1,491,631
191,433 Orkla ASA ................... 2,013,116
211,514 Petronor E&P ASA ............. 219,283
150,390 Pexip Holding ASA ............. 933,208

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
NORWAY (continued)
34,044 Protector Forsikring ASA ......... $ 1,662,149
25,920 Public Property Invest AS ......... 61,961
212,593 SATS ASA (a) .................. 807,526
120,297 Scatec ASA (a) (b) (c) ............. 1,193,561
66,497 Sea1 Offshore, Inc. ............. 174,111
6,262 Solstad Maritime Holding AS ..... 15,142
2,897 SpareBank 1 Nord Norge ......... 41,456
13,386 Sparebank 1 Oestlandet .......... 249,451
76,344 SpareBank 1 SMN .............. 1,418,572
43,300 SpareBank 1 Sor-Norge ASA ...... 758,376
4,705 Sparebanken More .............. 48,192
19,660 Sparebanken Norge ............. 307,666
185,843 Storebrand ASA ................ 2,639,025
25,920 TGS ASA .................... 190,430
67,324 Veidekke ASA ................. 1,070,017
24,060 Vend Marketplaces ASA - Class A ... 949,697
25,380 Vend Marketplaces ASA - Class B ... 953,622
623,097 Wallenius Wilhelmsen ASA ....... 5,574,343
13,592 Wilh Wilhelmsen Holding ASA - Class
A ...................... 627,219
78,926,440
POLAND — 0 .3%
1,064,885 Allegro.eu SA (a) (b) (c) ........... 10,445,891
250,143 KGHM Polska Miedz SA (a) ....... 8,457,145
3,276,809 Orange Polska SA .............. 7,641,927
26,544,963
PORTUGAL — 0 .2%
4,852,912 Banco Comercial Portugues SA - Class
R ...................... 3,984,949
3,621 Ibersol SGPS SA ............... 38,678
52,367 Jeronimo Martins SGPS SA ....... 1,276,586
506,632 Mota-Engil SGPS SA ............ 2,588,755
333,785 NOS SGPS SA ................ 1,375,904
218,800 REN - Redes Energeticas Nacionais
SGPS SA ................. 742,500
5,970,051 Sonae SGPS SA ................ 8,614,283
18,621,655
PUERTO RICO — 0 .0%
2,860 Popular, Inc. .................. 327,699
RUSSIA — 0 .0%
3,531,360 Alrosa PJSC (d) (e) .............. 0
1,189,126,065 Federal Grid Co. - Rosseti
PJSC (a) (d) (e) .............. 0
4,480,742 Gazprom PJSC (a) (d) (e) .......... 0
1,073,095 Gazprom PJSC - ADR (a) (d) (e) .... 0
112,793 Magnit PJSC (d) (e) ............. 0
532,967 Mobile TeleSystems PJSC (d) (e) .... 0
217,810,135 ROSSETI PJSC (a) (d) (e) ......... 0
1,641,600 Rostelecom PJSC (d) (e) .......... 0
461,432,194 RusHydro PJSC (a) (d) (e) ......... 0
13,369,855 Surgutneftegas PAO (d) (e) ........ 0
Shares Value
RUSSIA (continued)
243,969 VK IPJSC (a) (d) (e) .............. $ 0
0
SINGAPORE — 0 .8%
1,731,100 AIMS APAC REIT ............. 1,850,460
509,200 ASMPT Ltd. .................. 4,307,690
24,500 Bukit Sembawang Estates Ltd. ..... 80,674
332,900 CapitaLand Ascendas REIT ....... 712,781
1,047,702 CapitaLand Integrated Commercial
Trust REIT ............... 1,769,006
331,600 Capitaland Investment Ltd. ....... 706,243
518,300 Centurion Corp. Ltd. ........... 680,478
84,900 City Developments Ltd. .......... 401,931
762,716 ComfortDelGro Corp. Ltd. ....... 896,670
1,527,500 CSE Global Ltd. ............... 762,355
1,273,800 First Resources Ltd. ............. 1,486,157
891,800 Frasers Centrepoint Trust REIT .... 1,520,790
1,271,093 Frasers Logistics & Commercial Trust
REIT (b) ................. 858,448
1,174,325 Genting Singapore Ltd. .......... 662,418
13,400 GuocoLand Ltd. ............... 17,416
1,293,258 Hafnia Ltd. ................... 7,107,215
43,400 Ho Bee Land Ltd. .............. 67,780
4,996 iFAST Corp. Ltd. .............. 34,761
491,545 IGG, Inc. .................... 257,433
231,000 InnoTek Ltd. .................. 76,398
412,400 Keppel DC REIT .............. 750,495
6,145,100 Keppel Pacific Oak US REIT (a) (b) .. 1,282,568
957,000 Keppel REIT .................. 698,477
91,600 Kimly Ltd. ................... 26,051
6,560,800 Manulife US Real Estate Investment
Trust REIT (a) (b) ........... 429,772
2,064,400 Mapletree Logistics Trust REIT .... 1,835,799
2,670,200 Mapletree Pan Asia Commercial Trust
REIT ................... 2,645,914
44,300 OUE Ltd. .................... 38,153
893,200 OUE Real Estate Investment Trust
REIT ................... 202,811
299,400 Parkway Life Real Estate Investment
Trust REIT ............... 927,442
274,700 Propnex Ltd. (b) ................ 291,451
26,500 Q&M Dental Group Singapore Ltd. 8,053
3,508,100 Raffles Medical Group Ltd. ....... 2,666,875
304,400 RHT Health Trust (a) (d) (e) ....... 4,454
2,639,700 Riverstone Holdings Ltd. ......... 1,431,736
44,276 Samudera Shipping Line Ltd. ...... 35,365
742,000 Sasseur Real Estate Investment Trust
REIT (b) ................. 384,977
19,500 SBS TRANSIT Ltd. ............ 47,090
93,720 Sembcorp Industries Ltd. ......... 557,268
1,876,839 Sheng Siong Group Ltd. ......... 3,029,752
485,200 SIA Engineering Co. Ltd. ......... 1,146,518
203,100 Singapore Airlines Ltd. .......... 1,060,825

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
SINGAPORE (continued)
214,000 Singapore Exchange Ltd. ......... $ 2,623,983
3,494,100 Starhill Global REIT ............ 1,449,468
62,000 Stoneweg Europe Stapled Trust .... 111,792
321,900 Suntec Real Estate Investment Trust
REIT ................... 286,508
81,600 UOB-Kay Hian Holdings Ltd. ..... 147,300
2,278,620 UOL Group Ltd. ............... 12,045,232
262,600 Wilmar International Ltd. ........ 594,358
8,347,600 Yangzijiang Financial Holding Ltd. .. 6,172,229
67,189,820
SOUTH AFRICA — 1 .0%
544,874 African Rainbow Minerals Ltd. .... 5,525,379
560,948 Aspen Pharmacare Holdings Ltd. ... 3,600,307
1,442,651 Impala Platinum Holdings Ltd. (a) .. 13,635,102
162,442 Investec Plc ................... 1,201,562
1,050,328 MTN Group Ltd. .............. 8,828,035
666,221 Remgro Ltd. .................. 6,069,781
2,339,970 Sappi Ltd. .................... 3,546,246
8,743,609 Sibanye Stillwater Ltd. (a) ......... 18,390,290
730,227 SPAR Group Ltd. (The) (a) ........ 4,294,282
232,848 Valterra Platinum Ltd. ........... 10,457,184
1,027,169 Vodacom Group Ltd. ............ 7,820,036
83,368,204
SOUTH KOREA — 2 .3%
59,060 Green Cross Corp. .............. 6,146,719
423,009 GS Engineering & Construction Corp. 5,866,793
181,535 Hankook Tire & Technology Co. Ltd. 5,790,462
674,206 HD Hyundai Infracore Co. Ltd. .... 7,441,105
97,412 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ........ 25,033,148
146,412 Hyundai Department Store Co. Ltd. 7,430,468
60,545 Hyundai Glovis Co. Ltd. ......... 6,395,560
241,966 Kakao Corp. .................. 10,036,361
115,060 KB Financial Group, Inc. ......... 9,141,313
71,727 LG Electronics, Inc. ............. 3,970,040
51,736 NCSoft Corp. ................. 7,183,098
20,191 OCI Co. Ltd. ................. 836,670
45,027 OCI Holdings Co. Ltd. .......... 3,018,924
29,520 POSCO Holdings, Inc. .......... 6,491,725
458,328 Samsung E&A Co. Ltd. .......... 8,690,889
314,227 Samsung Electronics Co. Ltd. ..... 16,014,257
1,541,033 Samsung Heavy Industries Co. Ltd. (a) 21,034,213
94,093 Samsung Life Insurance Co. Ltd. ... 8,493,259
50,299 Samsung SDS Co. Ltd. .......... 5,762,658
198,884 Samsung Securities Co. Ltd. ....... 10,082,316
834,883 SK Networks Co. Ltd. ........... 2,738,575
238,444 SK Square Co. Ltd. (a) ........... 25,682,907
203,281,460
SPAIN — 1 .6%
422,857 Acerinox SA .................. 4,879,562
Shares Value
SPAIN (continued)
18,304 ACS Actividades de Construccion y
Servicios SA ............... $ 1,263,230
99,178 ATALAYA MINING COPPER SA . 597,764
222,263 Atresmedia Corp. de Medios de
Comunicacion SA .......... 1,256,041
3,309,819 Banco de Sabadell SA ............ 12,216,229
1,298,803 Banco Santander SA ............ 11,157,746
49,500 Bankinter SA .................. 706,575
47,688 CIE Automotive SA ............. 1,431,778
32,703 Construcciones y Auxiliar de
Ferrocarriles SA ............ 1,980,375
14,156 Distribuidora Internacional de
Alimentacion SA (a) ......... 463,610
387,833 Faes Farma SA ................. 1,921,138
45,760 Fluidra SA .................... 1,141,284
1,979,117 Gestamp Automocion SA (b) (c) .... 7,439,518
2,931 Grupo Empresarial San Jose SA .... 20,468
220,009 Indra Sistemas SA .............. 9,113,657
1,232,164 Inmobiliaria Colonial Socimi SA REIT 8,159,936
454,381 Linea Directa Aseguradora SA Cia de
Seguros y Reaseguros ........ 700,045
238,629 Logista Integral SA ............. 7,552,738
4,778,009 Mapfre SA .................... 19,458,834
296,907 Melia Hotels International SA ..... 2,636,307
430,828 Merlin Properties Socimi SA REIT .. 5,965,268
171 Metrovacesa SA (b) (c) ............ 1,949
24,368 Pharma Mar SA ................ 2,221,193
632,480 Repsol SA .................... 9,589,516
91,836 Tecnicas Reunidas SA (a) ......... 2,261,632
2,131,746 Telefonica SA ................. 11,001,512
3,452,112 Unicaja Banco SA (b) (c) .......... 9,070,078
14,386 Vidrala SA .................... 1,548,551
9,450 Viscofan SA .................. 646,642
136,403,176
SWEDEN — 1 .7%
20,800 AcadeMedia AB (b) (c) ........... 190,461
10,856 Advenica AB .................. 24,626
66,164 Alfa Laval AB ................. 2,874,670
12,468 Alimak Group AB (b) (c) .......... 213,691
505,287 Alleima AB ................... 3,570,844
50,430 AQ Group AB ................. 1,027,787
497,839 Arjo AB - Class B .............. 1,734,856
10,623 Attendo AB (b) (c) .............. 74,227
329,838 Avanza Bank Holding AB ........ 12,151,090
40,290 Axfood AB ................... 1,200,574
57,940 Bahnhof AB - Class B ........... 369,698
20,082 Beijer Alma AB ................ 540,293
399,456 Betsson AB - Class B ............ 6,763,742
51,831 BHG Group AB (a) ............. 123,120
453,928 Billerud Aktiebolag ............. 3,854,178
170,404 BioGaia AB - Class B ............ 1,705,026
282,670 Boliden AB (a) ................. 8,652,312

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
SWEDEN (continued)
34,370 Bonava AB - Class B (a) .......... $ 40,267
245,707 Bravida Holding AB (b) (c) ........ 2,305,702
54,051 Byggmax Group AB ............. 321,038
18,045 Cellavision AB ................. 322,854
47,848 Clas Ohlson AB - Class B ........ 1,664,849
542,978 Cloetta AB - Class B ............ 1,746,239
10,888 Coor Service Management Holding
AB (b) (c) ................. 51,176
18,821 Dios Fastigheter AB ............. 123,650
82,092 Dynavox Group AB (a) ........... 1,061,150
180 Elanders AB - Class B ........... 1,057
111,844 Electrolux Professional AB - Class B . 759,948
65,100 Elekta AB - Class B ............. 321,016
158,956 Fagerhult Group AB ............ 613,877
232,979 Getinge AB - Class B ............ 4,598,604
6,156 Haypp Group AB (a) ............ 96,172
88,183 Hexpol AB ................... 759,343
49,079 Hoist Finance AB (b) (c) .......... 483,565
6,294 Humana AB .................. 23,790
575,446 Husqvarna AB - Class B .......... 3,116,676
259,946 Instalco AB (b) ................. 680,662
102,490 Inwido AB ................... 1,905,601
77 Kopparbergs Bryggeri AB - Class B .. 892
44,247 Lagercrantz Group AB - Class B .... 1,027,289
238,683 Loomis AB ................... 9,437,361
15,400 MIPS AB (b) .................. 652,673
4,829 Momentum Group AB .......... 76,527
278,195 Mycronic AB .................. 6,036,520
147,339 NCC AB - Class B ............. 2,789,906
79 Nederman Holding AB .......... 1,370
154,102 Nolato AB - Class B ............. 911,581
20,750 Nordnet AB .................. 560,377
17,040 Norion Bank AB (a) ............. 108,878
110,721 Paradox Interactive AB ........... 1,893,183
1,149,033 Peab AB - Class B .............. 8,641,383
30,612 Proact IT Group AB ............ 304,708
254 QleanAir AB (a) ................ 510
137,366 Ratos AB - Class B .............. 486,287
4,023 RaySearch Laboratories AB ....... 137,881
112,966 Rusta AB ..................... 883,432
3,863 Scandi Standard AB ............. 37,328
131,244 Scandic Hotels Group AB (b) (c) .... 1,088,323
134,382 Sectra AB - Class B ............. 4,982,344
44,000 Securitas AB - Class B ........... 653,019
437,923 SKF AB - Class B .............. 10,200,304
37,657 SkiStar AB ................... 594,057
5,510 Solid Forsakring AB ............. 41,765
1,899,916 SSAB AB - Class A ............. 10,956,152
1,890,371 SSAB AB - Class B ............. 10,683,762
421,267 Stillfront Group AB (a) ........... 218,333
311,475 Storskogen Group AB - Class B .... 361,507
133,747 Storytel AB ................... 1,164,430
115,325 Synsam AB ................... 629,143
Shares Value
SWEDEN (continued)
109,023 Systemair AB .................. $ 1,054,416
50,200 Tele2 AB - Class B .............. 775,847
38,799 Trelleborg AB - Class B .......... 1,409,754
429,115 Truecaller AB - Class B .......... 2,143,551
2,944 VBG Group AB - Class B ........ 84,586
404,523 Volvo Car AB - Class B (a) ........ 773,616
52,521 Wihlborgs Fastigheter AB ........ 516,127
9,542 Zinzino AB - Class B ............ 225,585
148,613,138
SWITZERLAND — 2 .1%
1,295 AC Immune SA (a) .............. 2,797
199,978 Accelleron Industries AG ......... 18,214,371
2,259 Allreal Holding AG ............. 510,951
928 APG SGA SA ................. 258,950
3,354 Aryzta AG (a) .................. 314,785
132,687 Ascom Holding AG ............. 670,082
3,527 Autoneum Holding AG .......... 625,726
228,690 Avolta AG .................... 11,888,120
23,284 Basilea Pharmaceutica Ag Allschwil (a) 1,651,231
13,787 Belimo Holding AG ............ 16,044,317
3,795 BKW AG .................... 847,320
21,211 Bucher Industries AG ........... 10,016,869
7,954 Burckhardt Compression Holding AG 7,083,774
1,336 Burkhalter Holding AG .......... 240,252
52 Cham Swiss Properties AG ........ 1,465
921 Cie Financiere Tradition SA ....... 266,627
2,028 Coltene Holding AG ............ 130,295
4,970 Comet Holding AG ............. 1,251,350
21,962 DKSH Holding AG ............ 1,518,679
1,254 dormakaba Holding AG ......... 1,210,517
778 Emmi AG .................... 708,177
813 EMS-Chemie Holding AG ....... 639,662
3,100 Flughafen Zurich AG ........... 873,694
1,633 Forbo Holding AG ............. 1,548,926
6,779 Galenica AG (b) (c) .............. 719,453
1,545 Garmin Ltd. .................. 337,984
705 Geberit AG ................... 540,100
2,051,121 Glencore Plc .................. 8,231,817
2 Gurit Holding AG (a) ............ 37
5,112 Hiag Immobilien Holding AG ..... 679,860
52,335 Huber + Suhner AG ............ 6,988,082
7,543 Implenia AG .................. 507,715
42,880 Inficon Holding AG ............ 5,159,580
1,882,502 International Workplace Group Plc . 5,492,624
1,020 Intershop Holding AG ........... 188,814
821 Investis Holding SA (b) .......... 126,893
10,615 Kardex Holding AG ............ 4,087,490
1,560 Komax Holding AG (a) .......... 213,530
21,230 Logitech International SA ........ 1,968,592
2,172 Medacta Group SA (b) (c) ......... 393,956
19 Orell Fuessli AG ............... 2,453
10,839 Partners Group Holding AG ...... 14,570,834

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
SWITZERLAND (continued)
99 Phoenix Mecano AG ............ $ 55,961
94,673 PSP Swiss Property AG .......... 16,062,645
13,268 R&S Group Holding AG ......... 605,980
7,502 Sensirion Holding AG (a) (b) (c) ..... 743,251
16,202 SFS Group AG ................ 2,093,719
16,400 SGS SA ...................... 1,666,460
66,800 SIG Group AG ................ 1,080,743
2,640 Sonova Holding AG ............ 718,629
129,684 Sportradar Group AG - Class A (a) .. 3,834,756
149,737 Straumann Holding AG .......... 18,243,944
5,800 Sulzer AG .................... 1,115,984
1,850 Swiss Life Holding AG ........... 1,916,227
1,847 Swissquote Group Holding SA ..... 1,227,231
21,840 Tecan Group AG ............... 4,324,137
8,000 Temenos AG .................. 715,557
16,829 u-blox Holding AG (a) ........... 2,095,583
1,037 Vaudoise Assurances Holding SA ... 800,353
7,538 Vontobel Holding AG ........... 549,626
17,208 Zehnder Group AG ............. 1,516,133
16 Zug Estates Holding AG - Class B .. 42,166
186,137,836
TAIWAN — 0 .6%
3,468,018 Cheng Shin Rubber Industry Co. Ltd. 4,639,116
10,290,432 China Petrochemical Development
Corp. (a) ................. 2,558,143
2,672,000 Ennostar, Inc. ................. 3,126,362
3,233,990 Foxconn Technology Co. Ltd. ..... 6,953,831
1,875,000 Hon Hai Precision Industry Co. Ltd. 11,025,909
3,423,119 HTC Corp. (a) ................. 4,596,365
3,024,431 International CSRC Investment
Holdings Co. (a) ............ 1,230,212
1,991,000 Pegatron Corp. ................ 5,300,381
425,000 Phison Electronics Corp. ......... 7,460,780
5,368,000 Qisda Corp. .................. 4,629,242
51,520,341
THAILAND — 0 .0%
457,032 Siam Cement Public Co. Ltd. (The) -
FOR .................... 2,806,750
TURKEY — 0 .4%
13,388,640 Anadolu Efes Biracilik Ve Malt Sanayii
AS ...................... 4,990,976
12,461,178 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS REIT .......... 6,075,571
2,130,822 Tekfen Holding AS (a) ........... 5,658,743
5,546,808 Turk Telekomunikasyon AS (a) ..... 7,435,417
3,437,944 Turkcell Iletisim Hizmetleri AS .... 7,881,794
32,042,501
UNITED KINGDOM — 5 .1%
96,228 3i Group Plc .................. 5,258,107
38,947 4imprint Group Plc ............. 1,844,791
538,922 Aberdeen Group Plc ............ 1,422,073
Shares Value
UNITED KINGDOM (continued)
17,220 accesso Technology Group Plc (a) ... $ 101,784
51,781 AG Barr Plc ................... 470,393
1,315,940 Airtel Africa Plc (b) (c) ............ 3,542,474
752,870 AJ Bell Plc .................... 5,332,253
43,626 Alfa Financial Software Holdings
Plc (b) (c) ................. 131,678
12,287 Alpha Group International Plc (b) ... 673,395
204,976 AO World Plc (a) ............... 251,443
328,000 Ashmore Group Plc ............. 755,962
276,084 Associated British Foods Plc ....... 7,994,150
93,800 Auto Trader Group Plc (b) (c) ...... 1,035,533
1,229,801 Aviva Plc ..................... 10,507,427
341,966 B&M European Value Retail SA ... 1,010,808
93,474 Babcock International Group Plc ... 1,281,560
2,305,327 Balfour Beatty Plc .............. 16,475,021
2,502,819 Barclays Plc ................... 12,233,830
156,670 Beazley Plc ................... 1,846,001
127,045 Bicycle Therapeutics Plc - ADR (a) .. 1,082,423
213,152 Big Yellow Group Plc REIT ....... 2,628,085
70,617 Bloomsbury Publishing Plc ....... 445,459
2,065,044 Breedon Group Plc ............. 9,844,203
314,000 BT Group Plc ................. 857,546
319,390 Bytes Technology Group Plc ...... 1,541,090
94,762 Card Factory Plc ............... 127,553
406,274 Central Asia Metals Plc .......... 785,328
579,708 Centrica Plc .................. 1,260,143
17,678 Clarkson Plc .................. 804,955
40,597 CMC Markets Plc (b) (c) .......... 121,685
27,650 CNH Industrial NV ............ 358,344
7,879 Cohort Plc ................... 151,444
22,649 Computacenter Plc ............. 684,526
1,629 Costain Group Plc .............. 3,525
78,707 Cranswick Plc ................. 5,512,091
1,301,033 Currys Plc (a) .................. 1,936,040
258,357 dotdigital group Plc ............. 246,489
620,688 Drax Group Plc ................ 5,796,946
294,902 Dunelm Group Plc ............. 4,730,639
2,028,740 easyJet Plc .................... 13,154,890
1,978 Eco Animal Health Group Plc (a) ... 1,972
80,020 Endava Plc - ADR (a) ............ 1,024,256
91,993 Endeavour Mining Plc ........... 2,790,595
52,900 Energean Plc .................. 638,410
872,922 EnQuest Plc .................. 159,787
1,306 Epwin Group Plc ............... 1,639
2,926 Eurocell Plc ................... 5,837
30,516 Everplay Group Plc ............. 153,783
293,386 FDM Group Holdings Plc ........ 470,581
2,516,060 Firstgroup Plc ................. 7,486,001
180,022 Foresight Group Holdings Ltd. .... 1,098,247
178,697 Forterra Plc (b) (c) ............... 473,818
96,627 Foxtons Group Plc .............. 74,629
27 Frasers Group Plc (a) ............ 244
14,290 Frontier Developments Plc (a) ...... 69,614

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
14,623 Fuller Smith & Turner Plc - Class A . $ 113,859
7,669 Future Plc .................... 71,725
21,075 Galliford Try Holdings Plc ........ 121,571
78,345 Games Workshop Group Plc ...... 16,786,373
1,726 Gaming Realms Plc (a) ........... 1,227
227,623 Gamma Communications Plc ..... 3,266,782
50,792 Global Ship Lease, Inc. - Class A ... 1,448,588
92,254 Greggs Plc .................... 1,918,375
422,857 GSK Plc ..................... 7,778,031
316,727 Halfords Group Plc ............. 600,525
19,000 Halma Plc .................... 812,982
22,413 Hargreaves Services Plc .......... 220,147
23,300 Hikma Pharmaceuticals Plc ....... 602,241
96,042 Hill & Smith Plc ............... 2,584,947
82,576 Hilton Food Group Plc .......... 925,819
106,680 Howden Joinery Group Plc ....... 1,234,989
469,744 Hunting Plc .................. 1,949,702
17,220 ICG Plc ..................... 493,053
572,318 IG Group Holdings Plc .......... 8,522,281
228,193 IHS Holding Ltd. (a) ............ 1,483,254
72,370 IMI Plc ...................... 2,114,285
21,987 Immunocore Holdings Plc - ADR (a) 720,514
90,162 Impax Asset Management Group Plc 235,522
545,836 Inchcape Plc .................. 5,051,638
187,669 Indivior Plc (a) ................. 3,790,914
250,506 IntegraFin Holdings Plc (b) ........ 1,186,023
13,670 InterContinental Hotels Group Plc . 1,572,600
2,835,677 International Consolidated Airlines
Group SA ................ 14,216,027
70,731 International Personal Finance Plc .. 197,002
9,900 Intertek Group Plc ............. 643,698
124,452 IQE Plc (a) ................... 15,732
5,770,255 ITV Plc ...................... 6,258,950
459,533 JD Sports Fashion Plc ........... 515,820
582,666 JET2 Plc ..................... 12,480,326
241,717 Johnson Matthey Plc ............ 5,632,201
849,325 Johnson Service Group Plc ........ 1,581,170
633,374 Jupiter Fund Management Plc ..... 1,076,745
1,168,756 Just Group Plc ................. 3,250,427
392,087 Kainos Group Plc .............. 3,825,731
427,962 Keller Group Plc ............... 7,474,995
1,180,691 Kier Group Plc ................ 3,086,450
3,129,939 Kingfisher Plc ................. 11,129,453
79,665 Lion Finance Group Plc .......... 7,986,758
63,699 Liontrust Asset Management Plc ... 298,960
9,840,956 Lloyds Banking Group Plc ........ 10,091,386
2,352,749 Man Group Plc ................ 5,109,566
156,549 Marks & Spencer Group Plc ...... 718,966
618,873 Marston's Plc (a) ............... 349,847
15,235 McBride Plc (a) ................ 24,994
86,336 ME Group International Plc ...... 252,983
72,175 Mears Group Plc ............... 371,302
3,711,849 Mitie Group Plc ............... 6,882,806
Shares Value
UNITED KINGDOM (continued)
877,214 MONY Group Plc .............. $ 2,320,922
210,210 Moonpig Group Plc ............. 594,202
232,000 Morgan Advanced Materials Plc .... 709,799
180,272 Morgan Sindall Group Plc ........ 10,936,961
8,614 Mortgage Advice Bureau Holdings
Ltd. ..................... 91,841
21,553 MP Evans Group Plc ............ 378,113
1,646,229 NatWest Group Plc ............. 11,427,436
234,982 Next 15 Group Plc ............. 870,441
10,136 Next Plc ..................... 1,645,286
78 Nichols Plc ................... 1,359
221,961 Ninety One Plc ................ 550,070
47,414 Nomad Foods Ltd. ............. 798,452
15,511 Odfjell Technology Ltd. .......... 74,673
111,885 On the Beach Group Plc (b) (c) ..... 398,277
1,621,183 OSB Group Plc ................ 11,858,540
59,769 Oxford Metrics Plc ............. 36,441
627,544 Paragon Banking Group Plc ....... 7,483,768
46,775 PayPoint Plc .................. 447,347
110,796 Pearson Plc ................... 1,566,761
3,260 Pentair Plc .................... 333,172
43,783 Petershill Partners Plc (b) (c) ....... 135,556
374,385 Pets at Home Group Plc ......... 1,127,735
73,152 Pharos Energy Plc .............. 21,015
895,252 Picton Property Income Ltd. REIT . 927,632
231,916 Polar Capital Holdings Plc ........ 1,451,736
511,173 Primary Health Properties Plc REIT . 647,427
586,499 QinetiQ Group Plc ............. 3,845,145
926,440 Quilter Plc (b) (c) ............... 2,070,103
45,860 Rank Group Plc ............... 94,790
54,251 Renishaw Plc .................. 2,126,859
554,644 Rightmove Plc ................. 5,985,439
197,400 Rotork Plc ..................... 846,690
80,556 RS GROUP Plc ................ 592,808
517,205 RWS Holdings Plc .............. 611,443
299,442 Safestore Holdings Plc REIT ...... 2,655,274
147,008 Savills Plc .................... 1,896,859
9,457 Secure Trust Bank Plc ........... 124,798
198,628 Serco Group Plc ............... 547,312
46,429 Severfield Plc .................. 19,558
25,190 Smiths Group Plc .............. 780,290
74,224 Smiths News Plc ............... 54,177
125,711 Social Housing Reit Plc (b) (c) ...... 114,242
270,106 Softcat Plc .................... 5,809,413
437,519 Speedy Hire Plc ................ 182,819
851,866 Standard Chartered Plc .......... 15,271,382
4,519 Synthomer Plc (a) ............... 4,881
393,209 Target Healthcare REIT Plc ....... 515,196
5,990 Tatton Asset Management Plc ..... 57,692
10,665 TechnipFMC Plc ............... 387,886
34,014 Telecom Plus Plc ............... 828,686
2,461,810 Tesco Plc ..................... 13,831,486
1,044,644 TP ICAP Group Plc ............ 4,217,011

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
51,351 Trainline Plc (a) (b) (c) ............ $ 184,396
17,752 Treatt Plc .................... 47,267
914,593 Trustpilot Group Plc (a) (b) (c) ...... 3,016,231
765,892 Vesuvius Plc .................. 3,593,673
728,396 Vistry Group Plc (a) ............. 5,582,452
154,672 Watkin Jones Plc (a) ............. 52,852
458,673 Wickes Group Plc .............. 1,339,239
340,306 XPS Pensions Group Plc (b) ....... 1,663,360
443,558,433
UNITED STATES — 42 .0%
170,000 AAON, Inc. .................. 14,195,000
213,543 Academy Sports & Outdoors, Inc. .. 10,845,849
2,880 AECOM ..................... 324,691
2,645 Aflac, Inc. .................... 262,807
970,000 Alkami Technology, Inc. (a) ........ 21,621,300
4,920 Alliant Energy Corp. ............ 319,849
1,450 Allstate Corp. (The) ............. 294,712
26,505 American Airlines Group, Inc. (a) ... 304,542
840 Ameriprise Financial, Inc. ........ 435,280
255,000 AMERISAFE, Inc. ............. 11,418,900
868,185 API Group Corp. (a) ............ 31,315,433
1,465 Appfolio, Inc. - Class A (a) ........ 391,712
82,056 Applied Industrial Technologies, Inc. 22,278,204
1,755 AppLovin Corp. - Class A (a) ...... 685,679
2,585 Arrow Electronics, Inc. (a) ........ 299,860
102,530 Artivion, Inc. (a) ................ 3,169,202
1,470 Assurant, Inc. ................. 275,331
640,000 AtriCure, Inc. (a) ............... 22,464,000
1,535 AvalonBay Communities, Inc. REIT 285,940
1,420,164 Avantor, Inc. (a) ................ 19,087,004
1,635 Avery Dennison Corp. ........... 274,304
10,165 Axon Enterprise, Inc. (a) .......... 7,679,556
47,286 Badger Meter, Inc. .............. 8,925,705
7,500 Baker Hughes Co. .............. 337,875
775,000 Baldwin Insurance Group, Inc.
(The) (a) .................. 28,551,000
100,000 BancFirst Corp. ................ 12,452,000
5,470 Bank of New York Mellon Corp. (The) 554,931
165,576 Barrett Business Services, Inc. ...... 7,611,529
405,000 Bath & Body Works, Inc. ......... 11,728,800
140,135 Bel Fuse, Inc. - Class B .......... 18,223,155
220,000 BellRing Brands, Inc. (a) .......... 12,007,600
379,510 Bentley Systems, Inc. - Class B ..... 22,003,990
4,030 Best Buy Co., Inc. .............. 262,192
5,780 Bio-Techne Corp. .............. 316,339
521,482 BJ's Wholesale Club Holdings, Inc. (a) 55,224,944
125,000 Bloom Energy Corp. - Class A (a) ... 4,673,750
343,029 Booz Allen Hamilton Holding Corp. 36,817,303
164,682 Bowhead Specialty Holdings, Inc. (a) 5,352,165
260,000 Brady Corp. - Class A ........... 18,348,200
775,000 Braze, Inc. - Class A (a) ........... 21,599,250
Shares Value
UNITED STATES (continued)
136,630 Bright Horizons Family Solutions,
Inc. (a) ................... $ 15,452,853
6,195 Brighthouse Financial, Inc. (a) ..... 296,431
1,462,822 BrightView Holdings, Inc. (a) ...... 23,332,011
20,400 Brookfield Asset Management Ltd. -
Class A .................. 1,257,921
12,843 Brookfield Renewable Corp. ....... 469,656
105,000 Bruker Corp. .................. 4,035,150
176,938 BWX Technologies, Inc. .......... 26,882,190
725 CACI International, Inc. - Class A (a) 333,913
171,793 Cactus, Inc. - Class A ............ 7,268,562
361,638 Cadence Bank ................. 12,603,084
396,235 Cargurus, Inc. (a) ............... 13,004,433
112,462 Carlisle Cos., Inc. .............. 39,891,396
92,942 Casella Waste Systems, Inc. - Class
A (a) .................... 10,105,584
27,646 Cavco Industries, Inc. (a) ......... 11,159,861
225,966 CBIZ, Inc. (a) ................. 13,811,042
2,955,470 CCC Intelligent Solutions Holdings,
Inc. (a) ................... 28,579,395
228,328 CDW Corp. .................. 39,815,837
540,000 Celsius Holdings, Inc. (a) ......... 24,483,600
345,000 Central Garden & Pet Co. - Class A (a) 12,254,400
3,330 CH Robinson Worldwide, Inc. ..... 384,016
1,980 Charles River Laboratories
International, Inc. (a) ........ 335,887
2,600 Cheniere Energy, Inc. ........... 613,288
715 Cincinnati Financial Corp. ........ 105,470
10,200 Civitas Resources, Inc. ........... 309,672
219,554 Clean Harbors, Inc. (a) ........... 51,773,029
9,240 Cognex Corp. ................. 376,715
3,715 Cognizant Technology Solutions Corp.
- Class A ................. 266,588
11,412 Comfort Systems USA, Inc. ....... 8,026,060
4,725 Commerce Bancshares, Inc. ....... 289,170
95,000 CommVault Systems, Inc. (a) ...... 18,045,250
1,315,000 Confluent, Inc. - Class A (a) ....... 23,308,375
265,000 CONMED Corp. .............. 13,554,750
155,764 Construction Partners, Inc. - Class
A (a) .................... 15,708,799
358,996 Cooper Cos., Inc. (The) (a) ........ 25,377,427
785,340 Core & Main, Inc. - Class A (a) .... 49,979,038
760 Corpay, Inc. (a) ................ 245,518
105,472 Crane Co. .................... 20,648,253
218,024 Crane NXT Co. ............... 12,937,544
3,060 Crown Castle, Inc. REIT ......... 321,575
3,125 Crown Holdings, Inc. ........... 310,500
100,000 CSW Industrials, Inc. ........... 25,948,000
202,535 Cullen/Frost Bankers, Inc. ........ 25,804,984
17,392 Curtiss-Wright Corp. ............ 8,525,906
539,108 CVB Financial Corp. ............ 10,075,929
2,235 DaVita, Inc. (a) ................ 313,727
2,870 Deckers Outdoor Corp. (a) ........ 304,708

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
UNITED STATES (continued)
5,350 Devon Energy Corp. ............ $ 177,727
1,595 Digital Realty Trust, Inc. REIT .... 281,422
121,587 Diodes, Inc. (a) ................ 6,002,750
27,000 Diversified Energy Co. Plc (b) ...... 404,977
2,450 Dollar General Corp. ............ 257,005
2,900 Dollar Tree, Inc. (a) ............. 329,295
665 Domino's Pizza, Inc. ............ 308,035
79,570 Dorman Products, Inc. (a) ........ 9,597,733
3,050 DoubleVerify Holdings, Inc. (a) .... 46,726
11,740 Dropbox, Inc. - Class A (a) ........ 318,976
525 Duolingo, Inc. (a) ............... 181,939
1,395 Eagle Materials, Inc. ............ 312,885
3,440 East West Bancorp, Inc. .......... 344,860
4,800 eBay, Inc. .................... 440,400
602,734 Element Solutions, Inc. .......... 14,224,522
260,000 elf Beauty, Inc. (a) .............. 31,509,400
3,085 Encompass Health Corp. ......... 339,689
550,000 Enerpac Tool Group Corp. ........ 21,180,500
104,171 Ensign Group, Inc. (The) ......... 15,625,650
221,259 Entegris, Inc. .................. 17,359,981
3,430 Entergy Corp. ................. 310,175
139,935 Equifax, Inc. .................. 33,616,585
5,200 Equitable Holdings, Inc. ......... 267,020
3,915 Equity Residential REIT ......... 247,428
285,000 Esab Corp. ................... 38,238,450
105,000 ESCO Technologies, Inc. ......... 20,338,500
183,778 Essent Group Ltd. .............. 10,289,730
1,135 Essex Property Trust, Inc. REIT .... 295,304
2,730 Euronet Worldwide, Inc. (a) ....... 265,301
343,261 ExlService Holdings, Inc. (a) ....... 14,907,825
2,045 Expedia Group, Inc. ............ 368,550
2,805 Expeditors International of
Washington, Inc. ........... 326,053
1,980 Extra Space Storage, Inc. REIT .... 266,033
1,415 F5, Inc. (a) .................... 443,489
8,360 Fastenal Co. .................. 385,647
80,885 Federal Signal Corp. ............ 10,237,614
900,000 First Financial Bankshares, Inc. .... 31,158,000
620,000 First Watch Restaurant Group, Inc. (a) 10,719,800
157,325 FirstCash Holdings, Inc. ......... 20,969,849
159,130 Fluor Corp. (a) ................. 9,033,810
280,525 FormFactor, Inc. (a) ............. 7,969,715
6,935 Fox Corp. - Class A ............. 386,696
310,000 Freshpet, Inc. (a) ............... 21,179,200
700 Gartner, Inc. (a) ................ 237,055
10,870 Gen Digital, Inc. ............... 320,556
2,240 Generac Holdings, Inc. (a) ........ 436,106
5,090 General Mills, Inc. .............. 249,308
415,000 German American Bancorp, Inc. ... 15,944,300
535,000 Gitlab, Inc. - Class A (a) .......... 23,438,350
115,000 Glaukos Corp. (a) ............... 9,900,350
349,905 Globus Medical, Inc. - Class A (a) ... 18,415,500
1,690 GoDaddy, Inc. - Class A (a) ....... 273,070
Shares Value
UNITED STATES (continued)
46,093 Guidewire Software, Inc. (a) ....... $ 10,427,158
197,075 Hamilton Lane, Inc. - Class A ..... 30,014,523
226,641 Hancock Whitney Corp. ......... 13,535,001
1,710 Hartford Insurance Group, Inc. (The) 212,707
5,010 Hasbro, Inc. .................. 376,552
68,305 Hawkins, Inc. ................. 11,152,840
19,895 Healthcare Realty Trust, Inc. REIT .. 305,587
145,053 HealthEquity, Inc. (a) ............ 14,070,141
1,810 Hershey Co. (The) .............. 336,895
1,125 Hilton Worldwide Holdings, Inc. ... 301,590
4,445 Hologic, Inc. (a) ................ 297,015
725 Hubbell, Inc. .................. 317,173
73,177 IDEXX Laboratories, Inc. (a) ...... 39,099,203
4,375 Incyte Corp. (a) ................ 327,644
130,000 Inspire Medical Systems, Inc. (a) .... 16,190,200
57,811 Installed Building Products, Inc. .... 11,694,587
1,554 Insulet Corp. (a) ................ 448,174
9,040 Interactive Brokers Group, Inc. - Class
A ...................... 592,662
62,001 InterDigital, Inc. ............... 16,008,658
95,083 Interparfums, Inc. .............. 11,467,010
9,630 Invitation Homes, Inc. REIT ...... 295,159
191,000 iRhythm Technologies, Inc. (a) ..... 26,774,380
2,530 Iron Mountain, Inc. REIT ........ 246,321
105,000 J & J Snack Foods Corp. ......... 11,853,450
2,600 Jabil, Inc. .................... 580,242
625 JB Hunt Transport Services, Inc. ... 90,031
225,000 JBT Marel Corp. ............... 31,005,000
395,000 JFrog Ltd. (a) .................. 17,146,950
2,865 JM Smucker Co. (The) .......... 307,529
1,355 Jones Lang LaSalle, Inc. (a) ........ 366,338
80,000 Kadant, Inc. .................. 26,621,600
280,237 Keysight Technologies, Inc. (a) ..... 45,933,647
22,940 Kinder Morgan, Inc. ............ 643,696
16,367 Kinsale Capital Group, Inc. ....... 7,212,773
95,012 Kirby Corp. (a) ................. 9,055,594
6,010 Lattice Semiconductor Corp. (a) .... 299,478
2,235 Leidos Holdings, Inc. ............ 356,818
327,600 Liberty Energy, Inc. ............. 4,042,584
472,989 Light & Wonder, Inc. (a) ......... 45,558,300
84,405 Limbach Holdings, Inc. (a) ........ 11,563,485
1,445 Lincoln Electric Holdings, Inc. ..... 351,857
8,910 Lincoln National Corp. .......... 339,560
212,233 Live Nation Entertainment, Inc. (a) .. 31,346,814
3,555 Loews Corp. .................. 321,870
825,000 Lucky Strike Entertainment Corp. .. 8,167,500
1,700 M&T Bank Corp. .............. 320,790
443,455 Magnolia Oil & Gas Corp. - Class A 10,563,098
133,143 Manhattan Associates, Inc. (a) ...... 29,246,191
105,000 Marzetti Company (The) ......... 18,664,800
4,930 Masco Corp. .................. 335,881
2,565 MasTec, Inc. (a) ................ 485,324
198,958 Matador Resources Co. .......... 9,924,025

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
UNITED STATES (continued)
9,440 Match Group, Inc. .............. $ 323,509
4,340 McCormick & Co, Inc. - ......... 306,534
68,463 Medpace Holdings, Inc. (a) ........ 29,247,394
3,805 MetLife, Inc. .................. 288,990
245 Mettler-Toledo International, Inc. (a) 302,252
79,649 MKS, Inc. .................... 7,580,992
235,000 Modine Manufacturing Co. (a) ..... 31,621,600
325,061 MSA Safety, Inc. ............... 57,818,600
236,590 Mueller Industries, Inc. .......... 20,197,688
331,595 Murphy Oil Corp. .............. 8,226,872
38,622 Murphy USA, Inc. .............. 13,999,703
622,016 Nasdaq, Inc. .................. 59,850,380
2,715 NetApp, Inc. .................. 282,713
2,310 Neurocrine Biosciences, Inc. (a) .... 296,211
10,110 News Corp. - Class A ............ 296,425
8,660 NiSource, Inc. ................. 367,617
3,680 Northern Trust Corp. ........... 478,400
304,696 Novanta, Inc. (a) ............... 37,483,702
82,830 NRG Energy, Inc. .............. 13,849,176
415,000 Nutanix, Inc. - Class A (a) ......... 31,195,550
39 NVR, Inc. (a) .................. 294,430
2,915 Okta, Inc. (a) .................. 285,087
1,765 Old Dominion Freight Line, Inc. ... 263,426
667,179 Old National Bancorp ........... 14,084,149
3,975 Omnicom Group, Inc. ........... 286,399
7,650 ON Semiconductor Corp. (a) ...... 431,154
1,200,000 Onestream, Inc. (a) .............. 28,620,000
63,942 Onto Innovation, Inc. (a) ......... 6,058,505
625 Owens Corning ................ 87,144
4,845 Palantir Technologies, Inc. - Class A (a) 767,206
172,655 Palomar Holdings, Inc. (a) ........ 22,875,061
926,855 Patterson-UTI Energy, Inc. ....... 5,477,713
2,185 Paychex, Inc. .................. 315,361
1,690 Paycom Software, Inc. ........... 391,303
1,765 Paylocity Holding Corp. (a) ....... 326,313
80,000 Penumbra, Inc. (a) .............. 20,181,600
507,618 Perimeter Solutions, Inc. (a) ....... 8,187,878
1,115,063 Phreesia, Inc. (a) ................ 30,062,098
103,472 Pinnacle Financial Partners, Inc. .... 9,094,154
3,250 Pinnacle West Capital Corp. ...... 294,515
135,000 PJT Partners, Inc. - Class A ....... 24,113,700
241,836 Planet Fitness, Inc. - Class A (a) .... 26,406,073
960 Pool Corp. ................... 295,814
135,714 Prestige Consumer Healthcare, Inc. (a) 10,036,050
4,325 Principal Financial Group, Inc. ..... 336,615
340,000 PROCEPT BioRobotics Corp. (a) ... 16,493,400
2,965 Prudential Financial, Inc. ......... 307,115
825 Public Storage REIT ............ 224,350
645,745 Pure Storage, Inc. - Class A (a) ..... 38,434,742
174,589 Q2 Holdings, Inc. (a) ............ 14,176,627
855 Quanta Services, Inc. ............ 347,241
1,815 Quest Diagnostics, Inc. .......... 303,849
190,009 RadNet, Inc. (a) ................ 10,399,193
Shares Value
UNITED STATES (continued)
1,025 Ralph Lauren Corp. ............. $ 306,219
65,000 Rambus, Inc. (a) ................ 4,805,450
275,000 RB Global, Inc. ................ 29,771,500
110,256 RBC Bearings, Inc. (a) ........... 42,706,559
1,605 Reinsurance Group of America, Inc. . 308,882
980 Reliance, Inc. ................. 284,327
215,000 Repligen Corp. (a) .............. 25,170,050
1,220 ResMed, Inc. .................. 331,767
3,100 Revvity, Inc. .................. 272,490
200,000 RLI Corp. .................... 13,198,000
6,380 Robert Half, Inc. ............... 235,486
5,720 Rollins, Inc. .................. 327,584
1,125 Royal Caribbean Cruises Ltd. ...... 357,604
2,025 Royal Gold, Inc. ............... 306,626
563,404 Ryan Specialty Holdings, Inc. ...... 34,474,691
133,836 Ryman Hospitality Properties, Inc.
REIT ................... 12,722,450
121,362 Saia, Inc. (a) ................... 36,680,451
81,044 SBA Communications Corp. REIT . 18,212,208
9,865 Sealed Air Corp. ............... 288,749
120,000 Sensient Technologies Corp. ....... 13,474,800
1,560,000 SentinelOne, Inc. - Class A (a) ..... 28,610,400
430,000 ServisFirst Bancshares, Inc. ........ 33,819,500
60,000 Shake Shack, Inc. - Class A (a) ..... 7,220,400
187,931 Shift4 Payments, Inc. - Class A (a) ... 19,356,893
680,000 SI-BONE, Inc. (a) .............. 11,580,400
1,665 Simon Property Group, Inc. REIT .. 272,710
805,000 Simply Good Foods Co. (The) (a) ... 24,520,300
224,433 Simpson Manufacturing Co., Inc. .. 40,270,013
390,000 Skyward Specialty Insurance Group,
Inc. (a) ................... 19,726,200
5,395 Skyworks Solutions, Inc. ......... 369,773
13,185 SLM Corp. ................... 419,283
139,193 SouthState Corp. ............... 13,107,805
80,000 SPS Commerce, Inc. (a) .......... 8,709,200
145,000 SPX Technologies, Inc. (a) ........ 26,446,550
344,376 STAG Industrial, Inc. REIT ....... 11,822,428
189,200 Standex International Corp. ....... 31,168,808
4,255 Stanley Black & Decker, Inc. ...... 287,851
3,340 State Street Corp. .............. 373,245
206,972 STERIS Plc ................... 46,877,088
235,000 Stock Yards Bancorp, Inc. ......... 17,568,600
145,000 StoneX Group, Inc. (a) ........... 14,099,800
525,000 Sweetgreen, Inc. - Class A (a) ...... 6,762,000
6,225 Synovus Financial Corp. ......... 294,069
4,250 Tapestry, Inc. .................. 459,128
2,290 Teleflex, Inc. .................. 273,655
365,000 Tenable Holdings, Inc. (a) ......... 11,428,150
12,615 Teradata Corp. (a) .............. 264,032
243,460 Terreno Realty Corp. REIT ....... 13,509,595
7,940 Tetra Tech, Inc. ................ 291,716
145,563 Texas Capital Bancshares, Inc. (a) ... 12,222,925
97,958 Texas Roadhouse, Inc. ........... 18,134,965

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
UNITED STATES (continued)
8,190 The Campbell's Co. ............. $ 261,425
366,364 Titan Machinery, Inc. (a) ......... 7,078,152
2,395 TKO Group Holdings, Inc. ....... 402,384
1,075 Toll Brothers, Inc. .............. 127,237
6,340 Tractor Supply Co. ............. 361,063
323,173 Tradeweb Markets, Inc. - Class A ... 44,775,619
294,850 Transcat, Inc. (a) ................ 22,535,386
4,955 Trimble, Inc. (a) ................ 415,675
2,300 Twilio, Inc. - Class A (a) .......... 296,700
700 Ubiquiti, Inc. ................. 304,829
6,585 UDR, Inc. REIT ............... 258,725
57,770 UFP Technologies, Inc. (a) ........ 13,078,550
378,317 UL Solutions, Inc. - Class A ....... 27,662,539
3,943 United Airlines Holdings, Inc. (a) ... 348,206
990 United Therapeutics Corp. (a) ...... 271,953
1,530 Universal Health Services, Inc. - Class
B ....................... 254,669
656,099 US Foods Holding Corp. (a) ....... 54,672,730
970,000 Utz Brands, Inc. ............... 12,639,100
480,000 Valvoline, Inc. (a) ............... 16,920,000
317,100 Vericel Corp. (a) ................ 11,079,474
1,530 VeriSign, Inc. ................. 411,371
1,065 Verisk Analytics, Inc. ............ 296,826
578,780 Verra Mobility Corp. (a) .......... 14,619,983
868,724 Vertex, Inc. - Class A (a) .......... 28,815,575
32,995 Viatris, Inc. ................... 288,376
2,780 Vistra Corp. .................. 579,741
415,729 Vontier Corp. ................. 17,240,282
4,885 W R Berkley Corp. ............. 336,137
815 Waters Corp. (a) ................ 235,339
70,000 Watts Water Technologies, Inc. - Class
A ...................... 18,362,400
2,050 WEX, Inc. (a) ................. 347,844
3,010 Whirlpool Corp. ............... 249,950
10,185 Williams Cos, Inc. (The) ......... 610,591
114,322 Wingstop, Inc. ................ 43,138,263
22,340 Winmark Corp. ................ 8,431,563
385,000 WSFS Financial Corp. ........... 21,113,400
280 WW Grainger, Inc. ............. 291,071
474,247 Wyndham Hotels & Resorts, Inc. ... 40,785,242
2,910 Yum! Brands, Inc. .............. 419,477
1,015 Zebra Technologies Corp. - Class A (a) 344,105
3,649,461,526
Total Common Stocks
(Cost $6,728,144,224)
8,114,686,732
RIGHTS/WARRANTS — 0.0%
MALAYSIA — 0 .0%
1,083,690 Top Glove Corp. Bhd, Warrants ,
Expire 12/31/30 (a) (e) ....... 47,006
Shares Value
UNITED STATES — 0 .0%
146,063 Aduro Biotech CVR, Rights , Expire
12/31/49 (a) (d) (e) ........... $ 0
Total Rights/Warrants
(Cost $0)
47,006
EXCHANGE-TRADED FUNDS
(f)
— 5.1%
11,216 iShares Russell 2000 ETF ......... 2,460,678
760,666 SPDR S&P Biotech ETF ......... 65,158,650
102,937 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 13,191,376
711,826 SPDR S&P Regional Banking ETF . 42,752,270
1,640,934 Utilities Select Sector SPDR Fund .. 140,578,816
2,846,650 VanEck Junior Gold Miners ETF ... 182,811,863
Total Exchange-Traded Funds
(Cost $338,899,205)
446,953,653
INVESTMENT COMPANY — 0.4%
30,632,918 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class , 4 .19% (g) 30,632,918
Total Investment Company
(Cost $30,632,918)
30,632,918
Principal
Amount
CASH SWEEP — 1.3%
$ 112,471,276 Citibank - U.S. Dollars on Deposit in
Custody Account , 1 .10% (g) ... 112,471,276
Total Cash Sweep
(Cost $112,471,276)
112,471,276
TOTAL INVESTMENTS — 100.1%
(Cost $7,210,147,623)
$ 8,704,791,585
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(7,906,488)
NET ASSETS — 100.0%
$ 8,696,885,097
(a) Non-income producing security.
(b) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
The following abbreviations are used in the report:
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $4,454 which is 0.00% of net assets and the cost is $55,664,138.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) A copy of the underlying funds’ financial statements is available upon request.
(g) The rate shown represents the current yield as of July 31, 2025.
ADR — American Depositary Receipt
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt